                                                             File No. 33-81784
                                                                      811-8642

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /X/
      Pre-Effective Amendment No.                                    / /
      Post-Effective Amendment No.  5                                /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/
      Amendment No.                                                  / /


                       ---------------------------------

                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT D

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Cincinnati, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100
                       ---------------------------------

                     (Name and Address of Agent for Service)
              Ronald L. Benedict, Second Vice President and Counsel
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007
                       ---------------------------------

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


Registrant has heretofore registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 and on February 27, 1997 filed its Rule 24f-2 Notice for its most recent fiscal year.


It is proposed that this filing will become effective (check appropriate space):


              immediately upon filing pursuant to paragraph (b)
      ---
       X      on May 1, 1997, pursuant to paragraph (b)(1)(ix)
      ---
              60 days after filing pursuant to paragraph (a)(i)
      ---
              on (date) pursuant to paragraph (a)(i) of Rule 485.
      ---


If appropriate, check the following box:
              this post-effective amendment designates a new effective date for
      ---     a previously filed post-effective amendment.

                               OHIO NATIONAL VARIABLE ACCOUNT D


N-4 Item                       Caption in Prospectus
--------                       ---------------------

   1                           Cover Page

   2                           Glossary of Special Terms

   3                           Not applicable

   4                           Not applicable

   5                           The Ohio National Companies

   6                           Deductions and Expenses

   7                           Description of the Contracts

   8                           Annuity Benefits

   9                           Death Benefit

   10                          Accumulation

   11                          Surrender and Withdrawal

   12                          Federal Tax Status

   13                          Not applicable

   14                          Table of Contents

                               Caption in Statement of Additional Information
                               ----------------------------------------------

   15                          Cover Page

   16                          Table of Contents

   17                          Not applicable

   18                          Custodian
                               Independent Certified Public Accountants

   19                          See Prospectus (Distribution of Variable Annuity

   20                          Underwriter

   21                          Calculation of Money Market Subaccount Yield
                               Total Return

   22                          See Prospectus (Annuity Benefits)

   23                          Financial Statements

                               Caption in Part C
                               -----------------

   24                          Financial Statements and Exhibits

   25                          Directors and Officers of the Depositor

   26 Persons Controlled by or Under Common Control with the Depositor or Registrant

   27                          Number of Contractowners

   28                          Indemnification

   29                          Principal Underwriter

   30                          Location of Accounts and Records

   31                          Not applicable

   32                          Undertakings

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS
                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                ONE FINANCIAL WAY
                             CINCINNATI, OHIO 45242
                            TELEPHONE (513) 794-6514

                                       FOR
                 TAX QUALIFIED GROUP VARIABLE ANNUITY CONTRACTS

This prospectus offers a multiple funded group variable annuity contract, designed for tax qualified retirement plans, that provides for the accumulation of values and the payment of annuity benefits on a variable and/or fixed basis. Unless specifically stated otherwise, only provisions relating to the variable portion of the contracts are described in this prospectus. The fixed portion ("Fixed Accumulation Account") is briefly described in an appendix to this prospectus.

Variable annuities are designed to provide lifetime annuity payments which will vary with the investment results of the investment vehicle chosen. The contract value and the value of each participant's variable accumulation account will vary with the investment performance of Ohio National Fund, Inc. (the "Fund"), and the amount of each participant's annuity payments will vary with the Fund's investment performance subsequent to the commencement of annuity payments. There can be no assurance that account values prior to the purchase of an annuity or the aggregate amount of annuity payments received after such date will equal or exceed the contributions made therefor.

The contracts offered by this prospectus are designed for (1) annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,
(2) other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code, and
(3) state and municipal deferred compensation plans.

The minimum contribution amount is $25 per participant. Additional contributions may be made at any time, but not more often than biweekly. Generally, maximum contributions equal the maximums permitted under the plan.


Contributions are allocated to one or more subaccounts of Ohio National Variable Account D ("VAD") in such portion as the contract owner may choose. VAD is a separate account established by The Ohio National Life Insurance Company ("Ohio National Life"). The assets of VAD are invested in shares of the Fund, a mutual fund having 13 portfolios in which the contracts' assets may be invested: Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio, International Portfolio, Capital Appreciation Portfolio, Small Cap Portfolio, Global Contrarian Portfolio, Aggressive Growth Portfolio, Core Growth Portfolio, Growth & Income Portfolio, S&P 500 Index Portfolio and Social Awareness Portfolio. (See the accompanying prospectus of the Fund which contains information about other portfolios that are not available for the contracts offered herein).


All or part of the contract value may be withdrawn for purposes of paying benefits provided by the plan at no charge. Amounts withdrawn for any other reason may be subject to federal income tax penalties, and a withdrawal charge may be assessed up to 7% of the amount withdrawn (up to a maximum of 9% of all contributions). Exercise of contract rights may be subject to the terms of the qualified employee trust or annuity plan under which a contract is purchased. This prospectus contains no information concerning such trusts or plans.


THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAD AND THE VARIABLE ANNUITY CONTRACTS OFFERED BY THIS PROSPECTUS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAD HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE AND IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING OHIO NATIONAL LIFE AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON PAGE 2.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT PROSPECTUS OF OHIO NATIONAL FUND, INC.


                                 MAY 1, 1997

                                TABLE OF CONTENTS

Fee Table................................................3
Accumulation Unit Values.................................5
   Financial Statements..................................5
The Ohio National Companies..............................6
   Ohio National Life....................................6
   Ohio National Variable Account D......................6
   Ohio National Fund, Inc...............................6
Distribution of the Contracts............................7
Deductions and Expenses..................................7
   Withdrawal Charge.....................................7
   Deduction For Administrative Expenses.................8
   Deduction For Risk Undertakings.......................8
   Limitations On Deductions.............................8
   Transfer Fee..........................................8
   Deduction For State Premium Tax.......................8
   Fund Expenses.........................................8
Description of the Contracts.............................9
   Accumulation..........................................9
   Annuity Benefits.....................................11
   Other Contract Provisions............................13
   Performance Data.....................................13
Federal Tax Status......................................14
Appendix................................................16
   Fixed Accumulation Account...........................16

----------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION

Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Transfer Limitations
Total Return
Financial Statements for VAD and Ohio National Life




                            GLOSSARY OF SPECIAL TERMS

Accumulation Unit -A unit of measure used to determine the contract values.

Annuitant -Any natural person who is to receive or is receiving annuity payments and upon whose continuation of life annuity payments with life contingencies depend.

Annuity Payments -Periodic payments made to an annuitant pursuant to an annuity purchased with contract values.

Annuity Purchase -The application of a participant's account values to purchase an annuity under the contract's retirement income provisions.

Annuity Unit -A unit of measure used to determine the second and subsequent variable annuity payments and reflecting the investment performance of the Fund.

Contributions -The amount of payments made by the owner, on behalf of participants, under the contract.

Fund Shares -Shares of Ohio National Fund, Inc., or shares of another registered open-end investment company substituted therefor.

Owner -The contract holder.

Participant -An individual participating in the benefits of the plan for which the contract is purchased.

Participant Account -The account established under the contract on behalf of each participant.

Subaccount -The Equity subaccount, Money Market subaccount, Bond subaccount,
     Omni subaccount, International subaccount, Capital Appreciation subaccount, Small Cap subaccount, Global Contrarian subaccount, Aggressive Growth subaccount, Core Growth subaccount, Growth & Income subaccount, S&P 500 Index subaccount, Social Awareness subaccount, or such other subaccounts as may be established under VAD.

Valuation Period -The period of time from one determination of accumulation unit and annuity unit values to their next determination. Such determination is made at the same time that the net asset value of Fund Shares is determined. See page 22 of the accompanying Fund prospectus.

1940 Act -The Investment Company Act of 1940, as amended, or any similar successor federal legislation.

                                    FEE TABLE


CONTRACTOWNER TRANSACTION EXPENSES                      CONTRACT YEAR
Deferred Sales Load (as a percentage of                 OF SURRENDER            PERCENTAGE
amount withdrawn) (Percentage                           OR WITHDRAWAL             CHARGED
varies by number of years from the                      -------------             -------
establishment of each participant's account.)                 1                     7%
(No charge for withdrawals for plan payments.)                2                     6%
                                                              3                     5%
                                                              4                     4%
                                                              5                     3%
                                                              6                     2%
                                                              7                     1%
                                                         8 and later                0%

Exchange (transfer) Fee                                 $5 (the fee is presently being waived)


VAD ANNUAL EXPENSES (as a percentage
    of average account value)
Mortality and Expense Risk Fees                1.00%
Account Fees and Expenses                      0.35%
                                               -----
Total VAD Annual Expenses                      1.35%


FUND ANNUAL EXPENSES (after fee waiver*)
     (as a percentage of the Fund's average
     net assets)                               MANAGEMENT        OTHER           TOTAL FUND
                                                 FEES           EXPENSES          EXPENSES
                                               ----------       --------         ----------
Equity                                          0.54%            0.19%             0.74%
Money Market*                                   0.25%            0.19%             0.44%
Bond                                            0.60%            0.19%             0.79%
Omni                                            0.58%            0.19%             0.77%
International                                   0.90%            0.25%             1.15%
Capital Appreciation                            0.80%            0.17%             0.97%
Small Cap                                       0.80%            0.16%             0.96%
Global Contrarian                               0.90%            0.39%             1.29%
Aggressive Growth                               0.80%            0.21%             1.01%
Core Growth**                                   0.95%            0.60%             1.55%
Growth & Income**                               0.85%            0.55%             1.40%
S&P 500 Index**                                 0.40%            0.20%             0.60%
Social Awareness**                              0.60%            0.25%             0.85%


EXAMPLE - If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each subaccount, assuming 5% annual return:


                                            1 YEAR           3 YEARS           5 YEARS        10 YEARS
                                            ------           -------           -------        --------
Equity                                        $93             $120              $147             $242
Money Market*                                  90              111               132              211
Bond                                           94              121               149              247
Omni                                           94              121               148              245
International                                  97              132               167              284
Capital Appreciation                           95              127               158              266
Small Cap                                      95              126               158              265
Global Contrarian                              98              136               174              297
Aggressive Growth                              96              128               160              270
Core Growth**                                 101              143               N/A              N/A
Growth & Income**                              99              139               N/A              N/A
S&P 500 Index**                                92              116               N/A              N/A
Social Awareness**                             94              123               N/A              N/A

EXAMPLE - If you do not surrender your contract at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:



                                            1 YEAR           3 YEARS           5 YEARS         10 YEARS
                                            ------           -------           -------         --------
Equity                                        $21              $65              $112             $242
Money Market*                                  18               56                97              211
Bond                                           22               67               115              247
Omni                                           22               66               114              245
International                                  25               78               133              284
Capital Appreciation                           24               72               124              266
Small Cap                                      23               72               124              265
Global Contrarian                              27               82               140              297
Aggressive Growth                              24               74               126              270
Core Growth**                                  29               90               N/A              N/A
Growth & Income**                              28               85               N/A              N/A
S&P 500 Index**                                20               61               N/A              N/A
Social Awareness**                             22               69               N/A              N/A



The purpose of the above table is to help you to understand the costs and expenses that a variable annuity contractowner will bear directly or indirectly. THE EXAMPLE INCLUDED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the example are aggregate amounts for the total number of years indicated. Neither the table nor the example reflect any premium taxes that may be applicable to a contract, which currently range from 0% to 2.25%. The above table and example reflect only the charges for contracts currently offered by this prospectus and not other contracts that may be offered by Ohio National Life. For further details, see Deductions and Expenses, page 7.


*For the Money Market Portfolio, management fees in excess of 0.25% are presently being waived by the Fund's investment adviser. Without the waiver, the Money Market Portfolio's Management Fee would be 0.30%, its Total Fund Annual Expenses would be 0.49%, and its expenses would total $91 for a $1,000 contract surrendered at the end of 1 year, $113 if surrendered at the end of 3 years, $135 if surrendered at the end of 5 years or $216 if surrendered at the end of 10 years. For a $1,000 contract annuitized or not surrendered, the expenses without the waiver would be $19 for 1 year, $58 for 3 years, $100 for 5 years or $216 for 10 years.


**The "Other Expenses" (and, accordingly, the Total Fund Expenses) for the Core Growth, Growth & Income, S&P 500 Index and Social Awareness Portfolios are based on estimates.

EQUITY SUBACCOUNT

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------

                  1995*                        $10.000000                       $12.198167                     13,287
                  1996                          12.198167                        14.243704                     32,583

MONEY MARKET SUBACCOUNT**

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------

                  1995*                        $10.000000                       $10.346422                      1,732
                  1996                          10.346422                        10.735959                      7,977

BOND SUBACCOUNT

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------

                  1995*                        $10.000000                       $11.207694                       1,139
                  1996                          11.207694                        11.468004                       6,512

OMNI SUBACCOUNT

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------

                  1995*                        $10.000000                       $11.742940                      13,547
                  1996                          11.742940                        13.386856                      45,160

INTERNATIONAL SUBACCOUNT

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------
                  1995*                        $10.000000                       $11.256284                      20,393
                  1996                          11.256284                        12.714297                      42,439

CAPITAL APPRECIATION SUBACCOUNT

             YEAR ENDED                    UNIT VALUE AT                      UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------

                  1995*                        $10.000000                       $11.663489                      39,782
                  1996                          11.663489                        13.320406                      54,003

SMALL CAP SUBACCOUNT

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------

                  1995*                        $10.000000                       $12.909669                      24,533
                  1996                          12.909669                        14.992559                      39,188

GLOBAL CONTRARIAN SUBACCOUNT

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------

                  1995*                        $10.000000                       $10.780072                       8,523
                  1996                          10.780072                        11.922317                      13,394

AGGRESSIVE GROWTH SUBACCOUNT

             YEAR ENDED                     UNIT VALUE AT                     UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                  BEGINNING OF YEAR                    END OF YEAR                  AT END OF YEAR
             -----------                  -----------------                    -----------                  --------------

                  1995*                        $10.000000                       $12.568155                       3,057
                  1996                          12.568155                        12.494380                       9,915

*Series of variable annuity contracts commenced on January 25, 1995. Global
  Contrarian and Aggressive Growth subaccounts commenced on March 31, 1995. **The current annualized yield for the Money Market subaccount for the seven days ended December 31, 1996, was 4.27%.



FINANCIAL STATEMENTS

The complete financial statements of VAD and Ohio National Life, and the Independent Auditors' Reports thereon, may be found in the Statement of Additional Information.

                           THE OHIO NATIONAL COMPANIES

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio in 1909 as a stock life insurance company and became a mutual life insurance company in 1959. It writes life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently it has assets in excess of $5.9 billion and equity in excess of $500 million. Its home office is located at One Financial Way, Cincinnati, Ohio 45242.

OHIO NATIONAL VARIABLE ACCOUNT D

The establishment of VAD was authorized by Ohio National Life in 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. (Until 1993, VAD was used to fund group variable annuity contracts unrelated to the contracts offered in this prospectus. Those unrelated group variable annuity contracts are now funded through another separate account of Ohio National Life.) Contributions for the contracts are allocated to one or more subaccounts of VAD. Income, gains and losses, whether or not realized, from assets allocated to VAD are, as provided in the contracts, credited to or charged against VAD without regard to other income, gains or losses of Ohio National Life. The assets maintained in VAD will not be charged with any liabilities arising out of any other business conducted by Ohio National Life. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are general corporate obligations of Ohio National Life. Accordingly, all of Ohio National Life's assets are available to meet its obligations under the contracts. VAD is registered as a unit investment trust under the 1940 Act.

The assets of each subaccount of VAD are invested at net asset value (without an initial sales charge) in shares of a corresponding portfolio of the Fund: the Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio (a flexible portfolio fund), International Portfolio, Capital Appreciation Portfolio, Small Cap Portfolio, Global Contrarian Portfolio, Aggressive Growth Portfolio, Core Growth Portfolio, Growth & Income Portfolio, S&P 500 Index Portfolio or Social Awareness Portfolio.


OHIO NATIONAL FUND, INC.

The Fund is a diversified, open-end, management investment company registered under the 1940 Act. The value of the Fund's investments fluctuates daily and is subject to the risk of changing economic conditions as well as the risk inherent in the ability of management to anticipate changes necessary in such investments to meet changes in economic conditions. The Fund receives investment advice, for a fee, from its investment adviser, Ohio National Investments, Inc., and from Societe Generale Asset Management Corp. (sub-adviser to the International and Global Contrarian Portfolios), T. Rowe Price Associates, Inc. (sub-adviser to the Capital Appreciation Portfolio), Founders Asset Management, Inc. (sub-adviser to the Small Cap Portfolio), Strong Capital Management, Inc. (sub-adviser to the Aggressive Growth Portfolio), Pilgrim Baxter & Associates, Ltd. (sub-adviser to the Core Growth Portfolio), and Robertson Stephens Investment Management, L.P. (sub-adviser to the Growth & Income Portfolio). For additional information concerning the Fund, including the investment objectives of each of its portfolios, see the attached Fund prospectus. Read the Fund prospectus carefully before investing. The Fund prospectus contains information about other portfolios that are not available for the contracts offered herein.

In addition to being offered to VAD, Fund shares are currently offered to other separate accounts of Ohio National Life in connection with variable annuity contracts and a separate account of Ohio National Life Assurance Corporation in connection with variable life insurance contracts. In the future, Fund shares may be offered to other insurance company separate accounts. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity separate accounts to invest in the Fund. Although neither Ohio National Life nor the Fund currently foresees any such disadvantage, the Board of Directors of the Fund will monitor events in order to identify any material conflict between variable life and variable annuity contractowners and to determine what action, if any, should be taken in response thereto, including the possible withdrawal of VAA`s participation in the Fund. Material conflicts could result from such things as (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Fund; or (4) differences between voting instructions given by variable life and variable annuity contractowners.

VOTING RIGHTS

Ohio National Life shall vote Fund shares held in VAD at meetings of Fund shareholders in accordance with voting instructions received from contract owners. The number of Fund shares for which an owner is entitled to give instructions will be determined by Ohio National Life in the manner described below, not more than 90 days prior to the meeting of shareholders. Fund proxy material will be distributed to each owner together with appropriate forms for giving voting instructions. Fund shares held in VAD, for which no timely instructions are received, will be voted by Ohio National Life in proportion to the instructions which are received with respect to all contracts participating in VAD.

The number of Fund shares for which instructions may be given to Ohio National Life is determined by dividing the value of a subaccount of the contract by the net asset value of a share of the corresponding Fund portfolio as of the same date. For variable annuities purchased for participants, the number of Fund portfolio shares for which such instructions may be given is determined by dividing the actuarial liability for variable annuities in the course of payment by the net asset value of a Fund portfolio share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.



                        DISTRIBUTION OF THE CONTRACTS


The contracts are sold by Ohio National Life insurance agents who are also registered representatives of (a) The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONE, Inc.," another wholly-owned subsidiary of Ohio National Life) which is the principal underwriter of the contracts. Each of ONE, Inc., ONESCO and the other broker-dealers is registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Ohio National Life pays ONE, Inc. a fee equal to no more than 5% of contributions. ONE, Inc. then pays a portion of that amount to ONESCO and the other broker-dealers as compensation for their sales efforts. ONESCO and the other broker-dealers will remunerate their registered representatives from their own funds. Contributions on which no compensation is paid to registered representatives will not be included in amounts on which the fee will be paid to ONE, Inc. To the extent that the amount of the withdrawal charge received by Ohio National Life is not sufficient to recover the fee paid to ONE, Inc., any deficiency will be made up from Ohio National Life's general account assets which include, among other things, any profit from the mortality and expense risk charges.


                             DEDUCTIONS AND EXPENSES

WITHDRAWAL CHARGE

No deduction for sales expense is made from contributions. A withdrawal charge may be assessed by Ohio National Life when a contract is surrendered or a withdrawal of a participant's account value is made for any reason other than to make a plan payment to a participant. The purpose of the withdrawal charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. Such charge equals a percentage of the contract value withdrawn. This percentage will vary by the number of years from the date the participant's account was established under the contract until the day the withdrawal occurs as follows:

                        YEAR OF
                      WITHDRAWAL                         PERCENTAGE
                      ----------                         ----------
                           1                                 7%
                           2                                 6%
                           3                                 5%
                           4                                 4%
                           5                                 3%
                           6                                 2%
                           7                                 1%
                      8 and later                            0%

The total of all withdrawal charges together with any distribution expense risk charges made against any participant account will never exceed 9% of the total contributions made to that participant account. (See Deduction for Risk Undertakings, below.)


DEDUCTION FOR ADMINISTRATIVE EXPENSES

A deduction is made at the end of each valuation period, presently equal to 0.35% on an annual basis, of the contract value for administrative expenses. This deduction is not designed to produce a profit but to reimburse Ohio National Life for expenses incurred for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.


DEDUCTION FOR RISK UNDERTAKINGS

Ohio National Life guarantees that the contract value will not be affected by any excess of sales and administrative expenses over the deductions provided therefor. Ohio National Life also guarantees that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, Ohio National Life, in determining the accumulation unit values and the annuity unit values for each subaccount, makes a deduction from the applicable investment results equal to 1.00% of the contract value on an annual basis. Although Ohio National Life views the risk charge as an indivisible whole, of the amount currently being deducted, it has estimated that a reasonable allocation would be 0.40% for mortality risk, and 0.60% for expense risk. Although Ohio National Life hopes to realize a profit from this charge, if the deduction is insufficient to cover the actual risk involved, the loss will fall on Ohio National Life; conversely, if the deduction proves more than sufficient, the excess will be a gain to Ohio National Life.

The contracts also provide for a distribution expense risk charge of no more than 0.40%. Ohio National Life is presently not deducting that charge.


LIMITATIONS ON DEDUCTIONS

The contracts provide that the total of the deductions for administrative expense, mortality and expense risks, and distribution expense risk may be decreased by Ohio National Life at any time. Each of these deductions may be increased, not more frequently than annually, provided that the total of all these deductions shall not exceed 2.00% on an annual basis.


TRANSFER FEE

A transfer fee of $5 may be made for each transfer of a participant's account values from one subaccount to another. The fee is charged against the subaccount from which the transfer is effected. This fee is presently being waived.


DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. Normally, any such applicable taxes will not be deducted until annuity payments begin rather than being deducted from contributions.


FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Fund. These are described in the attached Fund prospectus.

                          DESCRIPTION OF THE CONTRACTS

ACCUMULATION
CONTRIBUTION PROVISIONS

The contracts provide for minimum contributions of $25 per participant and maximum contributions equal to the maximums permitted under the plan. Contributions after the first may be made at any time but not more often than biweekly. Ohio National Life may agree to modify any of these limits.


ACCUMULATION UNITS

The contract value is measured by accumulation units. Each contribution results in the crediting of accumulation units to the contract (see Crediting Accumulation Units, below). The number of accumulation units so credited remains constant but the dollar value of accumulation units will vary depending upon the investment results of the particular subaccount to which contributions are allocated.


CREDITING ACCUMULATION UNITS

Completed application forms, together with a check for the first contribution, are forwarded to the home office of Ohio National Life for acceptance. Upon acceptance, a contract is issued to the contract owner, and the first contribution is then credited to the contract in the form of accumulation units. Initial contributions are credited not later than two business days after receipt of the application and all information necessary for processing the contribution are complete. If an application is not accepted within five business days, the contribution will be returned immediately to the applicant unless the applicant specifically consents to having Ohio National Life retain the contribution until the application is completed. After that, the contribution will be credited within two business days. Subsequent contributions are sent directly to the home office of Ohio National Life and are applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the contribution by the value of the appropriate accumulation unit next computed after the payment is received at the home office.


ALLOCATION OF CONTRIBUTIONS

In the contract application, the contract owner may direct the allocation of contributions among the subaccounts of VAD and the general account of Ohio National Life. The amount allocated to any subaccount or the general account must equal a whole percentage. The allocation of future contributions may be changed at any time upon written notice to the home office of Ohio National Life.


ACCUMULATION UNIT VALUE AND CONTRACT VALUE

The accumulation unit value of each subaccount of VAD was set at $10 when the first contribution for these contracts was allocated to each subaccount. The accumulation unit value for any subsequent valuation period is determined by multiplying the accumulation unit value for the immediately preceding valuation period by the net investment factor (described below) for such subsequent valuation period. The contract value is determined by multiplying the total number of accumulation units (for each subaccount) credited to the contract by the accumulation unit value (for such subaccount) for the valuation period for which the contract value is being determined.


NET INVESTMENT FACTOR

The net investment factor is a quantitative measure of the investment results of each subaccount of VAD. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is

     (1) the net asset value of a share in the appropriate portfolio of the Fund determined as of the end of a valuation period, plus

     (2) The per share amount of any dividends or other distributions declared for that portfolio by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) per share charge or credit for any taxes paid or reserved for, which is determined by Ohio National Life to result from the maintenance or operation of that subaccount of VAD (No federal income taxes are applicable under present law.);

(b) is the net asset value of a share in the appropriate portfolio of the Fund determined as the end of the preceding valuation period; and

(c) is the deduction for administrative expenses and risk undertakings. (See Deduction for Administrative Expenses, page 8, and Deduction for Risk Undertakings, page 8.)


SURRENDER AND WITHDRAWAL

The contract owner may surrender (totally withdraw the value of) the contract for its contract value or make withdrawals therefrom. These transactions may be subject to the withdrawal charge described on page 7. The withdrawal will be made from the values of each subaccount in accordance with the contract owner's instructions. The amount available for withdrawal is the sum of the subaccount values less the withdrawal charge, if applicable. Payment by Ohio National Life shall be made within seven days from the date of receipt of the request for such payment except as it may be deferred under the circumstances described below. Withdrawals are limited or not permitted in connection with certain retirement plans. See Texas Optional Retirement Program, page 11, and Tax Deferred Annuities, page 15. For tax consequences of a withdrawal, see Federal Tax Status, page 14.

Occasionally, the contract owner may request a withdrawal which includes contract values derived from contributions which have not cleared the banking system. Ohio National Life may delay mailing that portion which relates to such contributions until the check for the contribution has cleared.

The right to withdraw may be suspended or the date of payment postponed (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange, as determined by the Securities and Exchange Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in the Fund is not reasonably practical, or it is not reasonably practical to determine the value of the Fund's net assets; or (3) or such other periods as the Commission may by order permit for the protection of security holders.


TRANSFERS AMONG SUBACCOUNTS

Contract values may be transferred at any time from one subaccount to another upon the request of the owner. The amount of any such transfer within a participant's account must be at least $500 (or the entire value of the participant's interest in a subaccount, if less). Ohio National Life reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any portfolio of the Fund on any one day may be limited to 1% of the previous day's total net assets of that portfolio if Ohio National Life or the Fund, in its or their discretion, believes that the portfolio might otherwise be damaged. After the purchase of an annuity, transfers of the participant's annuity values among subaccounts can only be made once each calendar quarter. Such transfers may then be made without a transfer fee.
(See Transfer Fee, page 8, and Transfers After Annuity Purchase, page 12).


TELEPHONE TRANSFERS

If a participant first submits a pre-authorized form to Ohio National Life, transfers may be made by telephoning Ohio National Life, between 9:00 a.m. and 3:30 p.m. (Eastern time) on days that it is open for business, at 1-800-788-2420. Ohio National Life will honor pre-authorized telephone transfer instructions from anyone who is able to provide the personal identifying information requested, but reserves the right to refuse to honor any such request if that seems prudent. Ohio National Life will use reasonable procedures to confirm that telephone instructions are genuine. (Otherwise, Ohio National Life may be liable for any losses due to unauthorized or fraudulent instructions.) A written confirmation will be sent following each telephone transfer.

PAYMENT OF PLAN BENEFITS

At the contract owner's request, and upon receipt of due proof, Ohio National Life will apply a participant's account value to provide a benefit prescribed by the plan in the event of the participant's death, disability, retirement or termination of employment. No withdrawal charge will be made in connection with the payment of such plan benefits.


TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), contributions may be excluded from the gross income of state employees for federal tax purposes to the extent that such contributions do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, no withdrawal by a participant in the Program will be allowed until the first of these events occurs.


ANNUITY BENEFITS
PURCHASING AN ANNUITY

Upon written request by the contract owner, Ohio National Life will apply a participant's account value to purchase an annuity. The contract owner must specify the purpose, effective date, option, amount and frequency of payments, and the payees (including the annuitant and any contingent annuitant and beneficiary), and give evidence of the annuitant's age. Payments will be made to the annuitant during the annuitant's lifetime. The contracts include Ohio National Life's assurance that annuity payments will be paid for the lifetime of the annuitant in accordance with the annuity rates contained in the contract, regardless of actual mortality experience.

Once an annuity is purchased, the annuity cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary shall be entitled to surrender the annuity for the commuted value of any remaining period-certain payments.



ANNUITY OPTIONS

The contract owner may elect one or more of the following annuity options upon the purchase of an annuity for a participant (annuitant):

Option (a):  Life Annuity with installment payments for the lifetime of the annuitant (under this option it is possible for the annuitant to receive only one payment; this could happen if the annuitant should die before receiving the second payment; there is no residual value of the contract after the annuitant's death).

Option (b):  Life Annuity with installment payments guaranteed for five or ten years and continuing thereafter during the remaining lifetime of the annuitant.

Option (c):  Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and all or a portion (e.g., 1/2 or 2/3) of the payments continuing during the lifetime of a designated contingent annuitant (under this option it is possible for the annuitant and contingent annuitant to receive only one payment; this could happen if both were to die before receiving the second payment).

Option (d):  Installment Refund Life Annuity with payments guaranteed for a period certain and continuing thereafter during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.


Option (e):  Installment Refund annuity with payments guaranteed for a fixed number (up to thirty) of years and remaining annuity values may be commuted (surrendered) at any time. This option is available for variable annuities only. Although the deduction for risk undertakings is taken from annuity unit values, Ohio National
             Life has no mortality risk during the annuity payout period under this option.


Other settlement options are available as agreed to by Ohio National Life.

Unless the contract owner directs otherwise, when an annuity is purchased, the participant's account values will be applied to provide annuity payments pro-rata from each subaccount in the same proportion as the participant's account values immediately prior to the purchase of the annuity.


The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option (e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option (e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status, page 14), which could result in your payments being fully taxable to you. Should the IRS so rule, Ohio National may be required to tax report up to the full value of the annuity to you as taxable income.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first payment under a variable annuity is determined by applying the value of the participant's account for each subaccount in accordance with the purchase rate tables contained in the contract. The rates contained in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. Contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes use annuity tables which do not vary with annuitant's sex. The accumulation value to be applied is determined at the end of a valuation period (selected by Ohio National Life and uniformly applied) not more than a month and a day before the date of the participant's first annuity payment.

If the amount to be applied under an option is less than $5,000, the option shall not be available and the participant's account value shall be paid in a single sum. If the first periodic payment under any option would be less than $50, Ohio National Life reserves the right to change the frequency of payments so that the first such payment is at least $50.


ANNUITY UNIT AND THE DETERMINATION OF SUBSEQUENT PAYMENTS

Subsequent variable annuity payments will vary to reflect the investment performance of each applicable subaccount. The amount of each subsequent payment is determined by annuity units. The number of annuity units for each subaccount is determined by dividing the dollar amount of the first annuity payment from each subaccount by the value of the subaccount annuity unit for the same valuation period used to determine the participant's account value applied to provide annuity payments. This number of annuity units remains fixed for any annuity unless changed as provided below.

The annuity unit value for each subaccount was set at $10 for the valuation period as of which the first variable annuity payable from each subaccount of VAD was calculated. The annuity unit value for each subsequent valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (see page 9) for such subsequent valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each subsequent variable annuity payment is equal to the fixed number of annuity units for each subaccount multiplied by the value of the annuity unit for the valuation period.

The annuity purchase rate tables contained in the contract are based on a blended 1983(a) Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would be level.


TRANSFERS AFTER ANNUITY PURCHASE

After annuity payments have been made for at least 12 months, the annuitant can, once each 12 months, change the subaccount(s) on which variable annuity payments are based. On at least 60 days written notice to Ohio National Life at its home office, that portion of the periodic variable annuity payment directed by the annuitant will be changed to reflect the investment results of a different subaccount. The annuity payment immediately after such change will be the amount that would have been paid without such change. Subsequent payments will reflect the new mix of subaccount allocation.

OTHER CONTRACT PROVISIONS

ASSIGNMENT

Any amount payable in settlement of the contracts may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to any person other than Ohio National Life. To the extent permitted by law, no such amounts shall be subject in any way to any legal process to subject them to payment of any claims against an annuitant before the annuity payments commence.


PERIODIC REPORTS

Ohio National Life will furnish the contract owner, once each calendar quarter, a statement showing the number of accumulation units credited to the contract by subaccount and the value of each unit as of the end of the preceding quarter. In addition, as long as the contract remains in effect, Ohio National Life will forward such periodic reports as may be furnished it by the Fund.


SUBSTITUTION FOR FUND SHARES

If investment in the Fund is no longer possible or in Ohio National Life's judgment becomes inappropriate to the purposes of the contract, Ohio National Life may substitute one or more other mutual funds. Substitution may be made with respect to both existing investments and the investment of future contributions. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. We may also add other investment portfolios of the Fund or of additional mutual funds as eligible investments of VAD.


CONTRACT OWNER INQUIRIES

Any questions from contract owners should be directed to Ohio National Life, Group Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone
(513) 794-6514.


PERFORMANCE DATA

Ohio National Life may advertise performance data for the various Fund portfolios showing the percentage change in the value of an accumulation unit based on the performance of the applicable portfolio over a period of time (usually a calendar year). Such percentage change is determined by dividing the increase (or decrease) in value for the unit by the accumulation unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges under the contract but will not reflect the deduction of any applicable withdrawal charge. The deduction of any applicable withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

Any such advertising will also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures will reflect the deduction of applicable withdrawal charges as well as applicable asset-based charges.

Ohio National Life may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. Tax laws can change, even with respect to contracts that have already been issued. Tax law revisions, with unfavorable consequences to contracts offered by this prospectus, could have retroactive effect on previously issued contracts or on subsequent voluntary transactions in previously issued contracts.

Ohio National Life is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAD are a part of, and are taxed with, the operations of Ohio National Life, VAD is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

No federal income tax is payable under present law on dividend income or capital gains distribution from Fund shares held in VAD or upon capital gains realized by VAD on redemption of Fund shares.

The contracts described in this prospectus are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the accumulation value of the contract is not taxable to the owner or annuitant until received, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution.

When annuity payments commence under a participant's annuity, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if the annuitant has neither paid any portion of the contributions nor has previously been taxed on any portion of the contributions. If any portion of the contributions has been paid from or included in the annuitant's taxable income, this aggregate amount will be considered the annuitant's "investment in the contract." The annuitant will be entitled to exclude from taxable income a portion of each annuity payment equal to the annuitant's "investment in the contract" divided by the period of expected annuity payments, determined by the annuitant's life expectancy and the form of annuity benefit. Once the annuitant's "investment in the contract" is recovered, the entire portion of each annuity payment will be included in the annuitant's taxable income.

If an election is made to receive a participant's value in a single sum in lieu of annuity payments, any amount received or withdrawn in excess of the participant's "investment in the contract" will normally be taxed as ordinary income in the year received. A withdrawal of a participant's account values is taxable as income to the extent that the participant's accumulated account value immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of the participant's "investment in the contract." Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is (1) received on or after the taxpayer reaches age 59 1/2; (2) made to a beneficiary on or after the death of the annuitant; (3) attributable to the taxpayer's becoming disabled; (4) made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);
(5) from a contract that is a qualified funding asset for purposes of a structured settlement; (6) made under an annuity contract that is purchased with a single premium and with annuity payments that commence not later than a year from the purchase of the annuity, or (7) incident to divorce. If an election is made not to have withholding apply to the early withdrawal or if an insufficient amount is withheld, the participant may be responsible for payment of estimated tax. The participant may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. Failure by a participant to provide his or her taxpayer identification number will automatically subject any payments under the contract to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, contributions made for annuity contracts purchased for employees by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that the aggregate contributions plus any other amounts contributed to the purchase of a contract and toward benefits under qualified retirement plans do not exceed the exclusion allowance determined for the employee as set forth in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received by an employee under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts received may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and contributions made after December 31, 1988, pursuant to a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee (a) attains age 59 1/2, (b) separates from the employer's service, (c) dies, (d) becomes disabled as defined in the Code, or (e) incurs a financial hardship as defined in the Code. In the case of hardship, cash distributions may not exceed the amount of such contributions. These restrictions do not affect rights to transfer investments among the subaccounts and do not limit the availability of exchanges.


QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, contributions made by an employer or trustee, pursuant to a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from gross income of the employee. The portion, if any, of the contributions made by the employee, or which is considered taxable income to the employee in the year such payments are made, constitutes an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Employer or employee payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from gross income of the employee.

Distributions must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits (prior to age 59 1/2) or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59 1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. The taxpayer can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-1974 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax
years 1992 and thereafter no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment). The employee receiving such a distribution may be able to make a "tax-free rollover" of the distribution less the employee's "investment in the contract" into another employee's qualified plan or into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

WITHHOLDING ON DISTRIBUTIONS

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding on annuity payments is required. However, recipients of annuity payments are allowed to elect not to have the tax withheld. Such an election may be revoked at any time with respect to annuity payments and thereafter withholding would commence. Failure to provide your taxpayer identification number will automatically subject any payments under the contract to withholding.


                                    APPENDIX

FIXED ACCUMULATION ACCOUNT

The Fixed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. Any portion of a contract relating to the Fixed Accumulation Account is not registered under the Securities Act of 1933. The Fixed Accumulation Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Accumulation Account nor any interests in it are subject to the provisions or restrictions of either such Act, and the disclosures in this appendix have not been reviewed by the staff of the Securities and Exchange Commission.

The Fixed Accumulation Account consists of all of Ohio National Life's general assets other than those allocated to a separate account. Accumulation values under a contract will be allocated between the Fixed Accumulation Account and VAD. The allocation will be as elected by the contract owner or participant at the time of purchase or as subsequently changed.

Ohio National will invest its general assets in its discretion as allowed by applicable state law. Investment income from Ohio National Life's general assets will be allocated to those contracts having guaranteed accumulation values in accordance with the terms of such contracts

The amount of investment income allocated to the contracts will vary from year to year in Ohio National Life's sole discretion. However, Ohio National Life guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Fixed Accumulation Account. Ohio National Life may credit interest at a rate in excess of 3%, but any such excess interest credit will be in Ohio National Life's sole discretion.

Ohio National Life guarantees that the fixed accumulation value of a contract will never be less than (a) the amount of deposits allocated to, and transfers into, the Fixed Accumulation Account, plus (b) interest credited at the rate of 3% per year compounded annually, plus (c) any additional excess interest Ohio National Life may credit to fixed accumulation values, and less (d) any withdrawals and transfers from the fixed accumulation values, and less (e) any withdrawal charges, state premium taxes and transfer fees. No deductions are made from the Fixed Accumulation Account for administrative expenses or risk undertakings. (See Deductions and Expenses, page 6.) However, in addition to any applicable withdrawal charge, Ohio National Life may assess a liquidation charge as described below.

Contract values credited to the Fixed Accumulation Account will be allocated to an investment cell of the Fixed Accumulation Account (a "Cell"). A Cell is a partition of the Fixed Accumulation Account by the time period in which the contract value is credited to the Fixed Accumulation Account (either by means of a contract contribution or a transfer into the Fixed Accumulation Account). Earlier Cells may be aggregated into a single Cell. Each Cell is credited with interest at an associated rate declared by Ohio National Life. Such rate will not be reduced more than once a year. Amounts withdrawn from or charged against a participant's contribution account decrease the balances in the Cells established within that participant's account on a last-in first-out basis. Only when the most recently established Cell's balance is exhausted will the next previously established Cell's balance be reduced.

Withdrawals made from a participant's portion of the Fixed Accumulation Account are assessed a liquidation charge which is a percentage of the balance withdrawn from a Cell. The percentage equals ten times x minus y (but never less than 0%), where:

     x is the annual effective interest rate declared by Ohio National Life applicable to the Cell for new contract contributions as of the date of withdrawal, and

     y is the annual effective interest rate at the time of withdrawal that is applicable to the Cell from which a withdrawal is being made.

In no event will the liquidation charge exceed the difference between the amount of the participant's contract value allocated to the Fixed Accumulation Account and the participant's minimum Fixed Accumulation Account value. The participant's minimum Fixed Accumulation Account value equals the participant's net purchase payments and transfers allocated to the Fixed Accumulation Account, less withdrawals and transfers from the Fixed Accumulation Account, accumulated at an annual effective interest rate of 3%. The liquidation charge does not apply when the contract is discontinued because of termination of the plan.

Upon discontinuance of the contract by the contract owner, the liquidation charge will not be assessed if the contract owner elects to receive the balance in the Fixed Accumulation Account in six payments over a five year period. The first payment will be made within 30 days of discontinuance, equal to 1/6 of the balance, and subsequent payments will be made at the end of each of the next five years equal to 1/6 of the original balance plus interest credited to the date of payment.

Not more than 20% of a participant's Fixed Accumulation Account value (or $1,000, if greater), as of the beginning of any contract year, may be transferred to one or more variable subaccounts during that contract year. As provided by applicable state law, Ohio National Life reserves the right to defer the payment of amounts withdrawn from the Fixed Accumulation Account for a period not to exceed six months from the date written request for such withdrawal is received by Ohio National Life.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT D
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Cincinnati, Ohio 45242
                            Telephone (513) 794-6452


                       STATEMENT OF ADDITIONAL INFORMATION


                                 MAY 1, 1997



This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus for Ohio National Variable Account D ("VAD") flexible purchase payment individual tax qualified variable annuity contracts dated May 1, 1997. To obtain a free copy of the VAD prospectus, write or call The Ohio National Life Insurance Company ("Ohio National Life") at the above address.



                                Table of Contents


           Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . .  2
           Independent Certified Public Accountants  . . . . . . . . . . .  2
           Underwriter . . . . . . . . . . . . . . . . . . . . . . . . . .  2
           Calculation of Money Market Subaccount Yield  . . . . . . . . .  3
           Total Return  . . . . . . . . . . . . . . . . . . . . . . . . .  3
           Transfer Limitations  . . . . . . . . . . . . . . . . . . . . .  4
           Financial Statements  . . . . . . . . . . . . . . . . . . . . .  5




                           GROUP RETIREMENT ADVANTAGE

CUSTODIAN

Ohio National Life has executed an agreement with Star Bank, N.A. ("the Bank"), Cincinnati, Ohio, pursuant to which the shares of Ohio National Fund, Inc. ("Fund") and other assets credited to VAD will be held in the custody of the Bank. The agreement provides that the Bank will purchase Fund shares at their net asset value determined as of the end of the valuation period of VAD during which the deposit is received by Ohio National Life. The Bank effects redemptions of Fund shares held by VAD upon instructions from Ohio National Life at net asset value determined as of the end of the valuation period of VAD during which a redemption request is received or made by Ohio National Life. In addition, the Bank maintains appropriate records with respect to all transactions in Fund shares relative to VAD.

The agreement requires the Bank to have at all times an aggregate capital, surplus and undivided profit of not less than $2 million and prohibits resignation by the Bank until (a) a successor custodian bank having the qualifications enumerated above shall have agreed to serve as custodian, or (b) VAD has been completely liquidated and the proceeds of such liquidation properly distributed. Subject to these conditions the agreement of custodianship may be terminated by either party upon sixty days written notice. For its services as custodian, the Bank will be paid a fee to be agreed upon from time to time by the Bank and Ohio National Life.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


The financial statements of VAD as of December 31, 1996 and for the periods indicated herein and Ohio National Life's consolidated financial statements as of December 31, 1996 and 1995 and for the periods indicated herein have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



UNDERWRITER


The offering of the contracts is continuous. Prior to May 1, 1997, The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, was the principal underwriter of the contracts. The aggregate amount of commissions paid to ONESCO with respect to contracts issued by VAD, and the amounts retained by ONESCO, for each of the last two years have been:



                          Aggregate                  Retained
          Year            Commissions               Commissions
          ----            -----------               -----------

          1996            $74,326                      None
          1995             79,218                      None

Since May 1, 1997, Ohio National Equities, Inc., another wholly-owned subsidiary of Ohio National Life, has been the principal underwriter of the contracts.


CALCULATION OF MONEY MARKET SUBACCOUNT YIELD


The current yield of the Money Market subaccount for the seven days ended on December 31, 1996, was 4.27%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the subaccount at the beginning of the seven-day period, dividing the net change in subaccount value by the value of the subaccount at the beginning of the base period to obtain the base period return, and multiplying the difference by 365/7. The resulting figure is carried to the nearest hundredth of one percent.


TOTAL RETURN

The average annual compounded rate of return for a contract with respect to a particular subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                 P(1 + T)n = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).


For this purpose, it should be noted that the current series of contracts were initially offered on January 25, 1995. Hypothetical results based upon performance of the portfolio underlying each subaccount prior to that date assume that the same charges and deductions applicable to the current contracts were in effect from the inception of each corresponding portfolio. Based on those assumptions, the average total returns for contracts in each of the subaccounts from the inception of the subaccount and for the one-, five- and ten-year periods ending on December 31, 1996, and assuming surrender of the contract on the latter date, are as follows:



                                    One            Five           Ten               From         Inception
                                    Year           Years          Years           Inception         Date
                                    ----           -----          -----           ---------         ----

Equity                              16.77%         11.59%         11.37%             8.98%      10-06-69
Money Market                         3.77%          2.75%          4.21%             5.98%      03-20-80
Bond                                 2.32%          5.70%          5.99%             7.21%      11-02-82
Omni                                14.00%         10.58%          9.04%            10.07%      09-10-84
International                       12.96%         N/A            N/A               14.64%      04-30-93
Capital Appreciation                14.21%         N/A            N/A               14.35%      05-01-94
Small Cap                           16.14%         N/A            N/A               25.40%      05-01-94
Global Contrarian                   10.60%         N/A            N/A               10.53%      03-31-95
Aggressive Growth                   -0.58%         N/A            N/A               13.52%      03-31-95
Core Growth                         N/A            N/A            N/A               N/A         01-03-97
Growth & Income                     N/A            N/A            N/A               N/A         01-03-97
S&P 500 Index                       N/A            N/A            N/A               N/A         01-03-97
Social Awareness                    N/A            N/A            N/A               N/A         01-03-97

TRANSFER LIMITATIONS

To the extent that transfers, surrenders, partial withdrawals and annuity payments from a subaccount exceed net purchase payments and transfers into that subaccount, securities of the corresponding portfolio of the Fund may have to be sold. Excessive sales of a portfolio's securities on short notice could be detrimental to that portfolio and to contractowners with values allocated to the corresponding subaccount. To protect the interests of all contractowners, Ohio National Life reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any portfolio of the Fund on any one day may be limited to 1% of the previous day's total net assets of that portfolio if Ohio National Life or the Fund, in its or their discretion, believes that the portfolio might otherwise be damaged.

If and when transfers must be so limited, some transfer requests will not be made. In determining which requests will be made, scheduled transfers (that is, those pursuant to a pre-existing dollar cost averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. Contractowners whose transfer requests are not made will be no notified. Current SEC rules preclude Ohio National Life from processing at a later date those requests that were not made. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not made because of these limitations.

                        OHIO NATIONAL VARIABLE ACCOUNT D
                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
         The Ohio National Life Insurance Company

The Contract Owners
         Ohio National Variable Account D

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account D as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit values for each of the periods indicated herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by examination of the underlying mutual fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account D at December 31, 1996, and the results of its operations, changes in contract owners' equity and changes in unit values for each of the periods indicated herein, in conformity with generally accepted accounting principles.


                                                           KPMG PEAT MARWICK LLP


Cincinnati, Ohio
January 28, 1997

================================================================================
               OHIO NATIONAL VARIABLE ACCOUNT R DECEMBER 31, 1996
                STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1996

                                      MONEY                              INTER-      CAPITAL      SMALL      GLOBAL     AGGRESS.
                         EQUITY      MARKET       BOND        OMNI      NATIONAL     APPREC.       CAP       CONTR.      GROWTH
                       SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                       ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Assets - Investments
at market value
(note 2)                $464,097     85,638      74,675     604,547     539,587     719,343     587,529     159,693     123,885
                        ========     ======      ======     =======     =======     =======     =======     =======     =======
Contract owners'
equity:
   Contracts in
   accumulation
   period (note 3)      $464,097     85,638      74,675     604,547     539,587     719,343     587,529     159,693     123,885
                        ========     ======      ======     =======     =======     =======     =======     =======     =======


   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1996 and 1995

                                   ----------------------------------------------------------------------------

                                            EQUITY                 MONEY MARKET                 BOND
                                          SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                       1996       1995(a)        1996       1995(a)       1996        1995(a)
                                   ----------------------    ----------------------    ----------------------
Investment activity:
   Reinvested capital gains
     and dividends ..............   $   9,395    $     321    $  11,803    $   1,857    $   2,942    $      89
   Risk and administrative
     expense (note 4) ...........      (4,433)        (493)      (3,176)        (457)        (716)          28
                                    ---------    ---------    ---------    ---------    ---------    ---------

       Net investment activity ..       4,962         (172)       8,627        1,400        2,226          117
                                    ---------    ---------    ---------    ---------    ---------    ---------

   Realized and Unrealized gain
    (loss) on investments:
     Realized gain (loss) .......       2,366           16           56          295         (187)          82
     Unrealized gain ............      43,435        6,414            0            0          228          462
                                    ---------    ---------    ---------    ---------    ---------    ---------
       Net gain on
         investments ............      45,801        6,430           56          295           41          544
                                    ---------    ---------    ---------    ---------    ---------    ---------
         Net increase in contract
           owners' equity from
           operations ...........      50,763        6,258        8,683        1,695        2,267          661
                                    ---------    ---------    ---------    ---------    ---------    ---------

Equity transactions:
   Sales:
     Contract purchase payments .     279,457      129,711      357,959      166,168       67,441        8,173
     Transfers from fixed and
       other subaccounts ........         604       26,104            0            0        1,846        3,932
                                    ---------    ---------    ---------    ---------    ---------    ---------

                                      280,061      155,815      357,959      166,168       69,287       12,105
                                    ---------    ---------    ---------    ---------    ---------    ---------
   Redemptions:
     Withdrawals and surrenders .      18,800            0        5,924            0        6,379            0
     Transfers to fixed and
       other subaccounts ........      10,000            0      292,995      149,948        3,266            0
                                    ---------    ---------    ---------    ---------    ---------    ---------

                                       28,800            0      298,919      149,948        9,645            0
                                    ---------    ---------    ---------    ---------    ---------    ---------

       Net equity transactions ..     251,261      155,815       59,040       16,220       59,642       12,105
                                    ---------    ---------    ---------    ---------    ---------    ---------
         Net change in contract
           owners' equity .......     302,024      162,073       67,723       17,915       61,909       12,766
Contract owners' equity:
   Beginning of period ..........     162,073            0       17,915            0       12,766            0
                                    ---------    ---------    ---------    ---------    ---------    ---------

   End of period ................   $ 464,097    $ 162,073    $  85,638    $  17,915    $  74,675    $  12,766
                                    =========    =========    =========    =========    =========    =========


                                   --------------------------------------------------

                                             OMNI                   INTERNATIONAL
                                          SUBACCOUNT                 SUBACCOUNT
                                       1996        1995(a)        1996        1995(a)
                                   -----------------------    ----------------------
Investment activity:
   Reinvested capital gains
     and dividends ..............    $  10,517    $     242    $  18,259    $   2,327
   Risk and administrative
     expense (note 4) ...........       (4,481)        (214)      (4,981)      (1,476)
                                     ---------    ---------    ---------    ---------

       Net investment activity ..        6,036           28       13,278          851
                                     ---------    ---------    ---------    ---------

   Realized and Unrealized gain
    (loss) on investments:
     Realized gain (loss) .......        8,091          501        2,863        1,799
     Unrealized gain ............       39,991        2,973       27,047        9,439
                                     ---------    ---------    ---------    ---------
       Net gain on
         investments ............       48,082        3,474       29,910       11,238
                                     ---------    ---------    ---------    ---------
         Net increase in contract
           owners' equity from
           operations ...........       54,118        3,502       43,188       12,089
                                     ---------    ---------    ---------    ---------

Equity transactions:
   Sales:
     Contract purchase payments .      278,302      158,758      194,955      189,060
     Transfers from fixed and
       other subaccounts ........      141,607            0       82,458       31,106
                                     ---------    ---------    ---------    ---------

                                       419,909      158,758      277,413      220,166
                                     ---------    ---------    ---------    ---------
   Redemptions:
     Withdrawals and surrenders .       17,953        3,181        8,753        2,707
     Transfers to fixed and
       other subaccounts ........       10,606            0        1,809            0
                                     ---------    ---------    ---------    ---------

                                        28,559        3,181       10,562        2,707
                                     ---------    ---------    ---------    ---------

       Net equity transactions ..      391,350      155,577      266,851      217,459
                                     ---------    ---------    ---------    ---------
         Net change in contract
           owners' equity .......      445,468      159,079      310,039      229,548
Contract owners' equity:
   Beginning of period ..........      159,079            0      229,548            0
                                     ---------    ---------    ---------    ---------

   End of period ................    $ 604,547    $ 159,079    $ 539,587    $ 229,548
                                     =========    =========    =========    =========


(a)  Period from February 27, 1995, date of commencement of operations

   The accompanying notes are an integral part of these financial statements.

OHIO NATIONAL VARIABLE ACCOUNT D
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                                  For the Years Ended December 31, 1996 and 1995

                                    ------------------------------------------------------------------------------------------------

                                     CAPITAL APPRECIATION           SMALL CAP             GLOBAL CONTRARIAN       AGGRESSIVE GROWTH
                                          SUBACCOUNT                SUBACCOUNT                SUBACCOUNT             SUBACCOUNT
                                       1996        1995(a)       1996       1995(a)        1996       1995(b)     1996       1995(b)
                                    ----------------------    ----------------------    ---------------------  ---------------------
Investment activity:
   Reinvested capital gains
     and dividends ..............   $  36,058    $   3,674    $  10,714    $     153    $   4,188    $    351  $  10,586   $    340
   Risk and administrative
     expense (note 4) ...........      (8,025)      (2,813)      (5,793)      (1,848)      (1,667)       (620)      (912)      (106)
                                    ---------    ---------    ---------    ---------    ---------    --------  ---------   --------

       Net investment activity ..      28,033          861        4,921       (1,695)       2,521        (269)     9,674        234
                                    ---------    ---------    ---------    ---------    ---------    --------  ---------   --------

   Realized and Unrealized gain
    (loss) on investments:
     Realized gain (loss) .......       1,985        3,926        2,171       (1,006)         802         603       (539)         0
     Unrealized gain (loss) .....      50,911       28,623       56,410       34,872        8,542       4,252     (7,417)       998
                                    ---------    ---------    ---------    ---------    ---------    --------  ---------   --------
       Net gain (loss) on
         investments ............      52,896       32,549       58,581       33,866        9,344       4,855     (7,956)       998
                                    ---------    ---------    ---------    ---------    ---------    --------  ---------   --------
         Net increase in contract
           owners' equity from
           operations ...........      80,929       33,410       63,502       32,171       11,865       4,586      1,718      1,232
                                    ---------    ---------    ---------    ---------    ---------    --------  ---------   --------

Equity transactions:
   Sales:
     Contract purchase payments .     159,142      408,147      175,106      244,607       57,483      86,552     83,703     22,077
     Transfers from fixed and
       other subaccounts ........      30,791       27,869       59,385       42,455            0         745      2,732     15,115
                                    ---------    ---------    ---------    ---------    ---------    --------  ---------   --------

                                      189,933      436,016      234,491      287,062       57,483      87,297     86,435     37,192
                                    ---------    ---------    ---------    ---------    ---------    --------  ---------   --------
   Redemptions:
     Withdrawals and surrenders .      14,883        5,431       22,174        2,523        1,538           0      2,692          0
     Transfers to fixed and
       other subaccounts ........         631            0        5,000            0            0           0          0          0
                                    ---------    ---------    ---------    ---------    ---------    --------  ---------   --------

                                       15,514        5,431       27,174        2,523        1,538           0      2,692          0
                                    ---------    ---------    ---------    ---------    ---------    --------  ---------   --------

       Net equity transactions ..     174,419      430,585      207,317      284,539       55,945      87,297     83,743     37,192
                                    ---------    ---------    ---------    ---------    ---------    --------  ---------   --------
         Net change in contract
           owners' equity .......     255,348      463,995      270,819      316,710       67,810      91,883     85,461     38,424
Contract owners' equity:
   Beginning of period ..........     463,995            0      316,710            0       91,883           0     38,424          0
                                    ---------    ---------    ---------    ---------    ---------    --------  ---------   --------

   End of period ................   $ 719,343    $ 463,995    $ 587,529    $ 316,710    $ 159,693    $ 91,883  $ 123,885   $ 38,424
                                    =========    =========    =========    =========    =========    ========  =========   ========

(a)  Period from February 27, 1995, date of commencement of operations.
(b)  Period from March 31, 1995, date of commencement of operations.

   The accompanying notes are an integral part of these financial statements.

               OHIO NATIONAL VARIABLE ACCOUNT D DECEMBER 31, 1996
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996


(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Ohio National Variable Account D (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

    Assets of the Account are invested in shares of Ohio National Fund, Inc. (the Fund), a diversified open-end management investment company. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

    Investments are valued at the net asset value of fund shares held at December 31, 1996. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gain or loss is determined on the basis of average cost.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS

    At December 31, 1996 the aggregate cost and number of shares of Ohio National Fund, Inc. owned by the respective subaccounts were:

                                 MONEY                              INTER-      CAPITAL      SMALL       GLOBAL     AGGRESS.
                    EQUITY      MARKET       BOND        OMNI      NATIONAL     APPREC.       CAP        CONTR.      GROWTH
                  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
                  ----------  ----------  ----------  ----------  ----------  ----------  ----------   ----------  ----------
Aggregate Cost    $  414,250   $ 85,638    $ 73,985    $ 561,582   $ 503,102   $ 639,809   $ 496,246   $ 130,304   $ 146,899
Number of shares      14,369      8,564       7,029      31,165       34,828      55,638      32,592      13,697      12,349

(3) CONTRACTS IN ACCUMULATION PERIOD

    At December 31, 1996 the accumulation units and value per unit of the respective subaccounts and products were:

                                                      ACCUMULATION UNITS                    VALUE PER UNIT
                                                      ------------------                    --------------
    Equity Subaccount...............................      32,582.681                         $ 14.243704
    Money Market Subaccount.........................       7,976.712                           10.735959
    Bond Subaccount.................................       6,511.589                           11.468004
    Omni Subaccount.................................      45,159.694                           13.386856
    International Subaccount........................      42,439.473                           12.714297
    Capital Appreciation Subaccount.................      54,003.061                           13.320406
    Small Cap Subaccount............................      39,187.974                           14.992559
    Global Contrarian Subaccount....................      13,394.450                           11.922317
    Aggressive Growth Subaccount....................       9,915.289                           12.494380

               OHIO NATIONAL VARIABLE ACCOUNT D DECEMBER 31, 1996
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 1996


(4) RISK AND ADMINISTRATIVE EXPENSE

    ONLIC charges the Account's assets at the end of each valuation period, presently equal to 0.35% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

    Although variable annuity payments will differ according to the investment performance of the Accounts, they will not be affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate of 0.95% for mortality and expense risk.

    The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contract may prove insufficient to cover the cost of those terms.

    The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5) CONTRACT CHARGES

    No deduction for a sales charge is made from purchase payments. A withdrawal charge ranging from 0% to 7% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant's account value is made for any other reason than to make a plan payment to a participant.

    A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

    State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

(6) FEDERAL  INCOME TAXES

    Operations of the Account form part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

(7)  NOTE TO SCHEDULE 1

     Schedule 1 presents the components of the change in the unit values, which are the basis for determining contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

-    Beginning unit value

-    Reinvested capital gains and dividends

     (This amount reflects the increase in the unit value due to capital gain and dividend distributions from the underlying mutual fund.)

-    Unrealized gain (loss)

     (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the fund.)

-    Expenses

     (This amount reflects the decrease in the unit value due to Risk and Administrative Expenses discussed in note 4 to the financial statements.)

-    Ending unit value

-    Percentage increase (decrease) in unit value.

OHIO NATIONAL VARIABLE ACCOUNT D
SCHEDULES OF CHANGES IN UNIT VALUES

                                  For the Years Ended December 31, 1996 and 1995
                                                                      SCHEDULE 1

                                                                   MONEY
                                                    EQUITY         MARKET         BOND           OMNI       INTERNATIONAL
                                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT

1996
Beginning unit value ..........................   12.198167      10.346422      11.207694      11.742940      11.256284
Reinvested capital gains and dividends ........    0.378887       0.531716       0.617011       0.397192       0.603661
Realized and unrealized gain (loss) ...........    1.846378       0.000000      -0.206175       1.417666       1.019591
Expenses ......................................   -0.179728      -0.142179      -0.150526      -0.170942      -0.165239
Ending unit value .............................   14.243704      10.735959      11.468004      13.386856      12.714297
Percentage increase (decrease) in unit value*..        16.8%           3.8%           2.3%          14.0%          13.0%



                                                    CAPITAL         SMALL          GLOBAL       AGGRESSIVE
                                                  APPRECIATION       CAP         CONTRARIAN       GROWTH
                                                   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT

1996
Beginning unit value ..........................    11.663489      12.909669      10.780072      12.568155
Reinvested capital gains and dividends ........     0.754940       0.349712       0.390426       1.877276
Realized and unrealized gain (loss) ...........     1.069965       1.923240       0.907834      -1.785852
Expenses ......................................    -0.167988      -0.190062      -0.156015      -0.165199
Ending unit value .............................    13.320406      14.992559      11.922317      12.494380
Percentage increase (decrease) in unit value*..         14.2%          16.1%          10.6%         -0.6%



                                                                   MONEY
                                                    EQUITY         MARKET         BOND           OMNI       INTERNATIONAL
                                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT

1995
Beginning unit value...........................   10.000000 **   10.000000 **   10.000000 **   10.000000 **   10.000000 **
Reinvested capital gains and dividends.........    0.069452       0.483949       0.193081       0.078451       0.169825
Realized and unrealized gain...................    2.289034       0.000000       1.162672       1.819895       1.234435
Expenses.......................................   -0.160319      -0.137527      -0.148059      -0.155406      -0.147976
Ending unit value..............................   12.198167      10.346422      11.207694      11.742940      11.256284
Percentage increase in unit value*.............        22.0%           3.5%          12.1%          17.4%          12.6%


                                                    CAPITAL         SMALL          GLOBAL       AGGRESSIVE
                                                  APPRECIATION       CAP         CONTRARIAN       GROWTH
                                                   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
1995
Beginning unit value...........................    10.000000 **   10.000000 **   10.000000 ***  10.000000 **
Reinvested capital gains and dividends.........     0.141706       0.010067       0.052740       0.329411
Realized and unrealized gain...................     1.673584       3.067547       0.870110       2.405839
Expenses.......................................    -0.151801      -0.167945      -0.142778      -0.167095
Ending unit value..............................    11.663489      12.909669      10.780072      12.568155
Percentage increase in unit value*.............         16.6%          29.1%           7.8%          25.7%



  * An annualized rate or return cannot be determined as expenses do not include the contract charges discussed in note (5).
 ** Period from February 27, 1995, date of commencement of operations.
*** Period from March 31, 1995, date of commencement of operations.


               See accompanying notes to the financial statements.

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors
The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company and subsidiaries (the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

                                                      /s/ KPMG Peat Marwick LLP

Cincinnati, Ohio
January 31, 1997

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995

                                 (000's omitted)

                                    Assets                                              1996              1995
                                    ------                                              ----              ----
Investments (notes 4, 8 and 9):
     Securities available-for-sale, at fair value:
        Fixed maturities                                                        $        2,572,550       2,547,763
        Equity securities                                                                   63,763          71,301
     Fixed maturities held-to-maturity, at amortized cost                                  692,572         672,372
     Mortgage loans on real estate, net                                                  1,087,287         898,099
     Real estate, net                                                                       40,759          41,429
     Policy loans                                                                          151,229         148,077
     Other long-term investments                                                            42,851          40,702
     Short-term investments                                                                 36,016          61,173
                                                                                   ---------------    -------------
                  Total investments                                                      4,687,027       4,480,916
Cash                                                                                        33,712           8,385
Accrued investment income                                                                   62,339          63,128
Deferred policy acquisition costs                                                          246,643         193,375
Reinsurance recoverable                                                                     52,260          67,648
Other assets                                                                                37,737          25,518
Assets held in Separate Accounts                                                           661,871         453,405
                                                                                   ===============    =============
                  Total assets                                                  $        5,781,589       5,292,375
                                                                                   ===============    =============
                            Liabilities and Equity
                            ----------------------

Future policy benefits and claims (note 5)                                      $        4,288,107       4,039,611
Policyholders' dividend accumulations                                                       63,574          64,627
Other policyholder funds                                                                    16,161          15,080
Note payable (net of unamortized discount of $809 in 1996
     and $261 in 1995) (note 6)                                                             84,191          49,739
Accrued Federal income tax (note 7):
     Current                                                                                14,807          21,649
     Deferred                                                                               37,252          62,920
Other liabilities                                                                          113,854         103,182
Liabilities related to Separate Accounts                                                   648,634         441,124
                                                                                   ---------------    -------------
                  Total liabilities                                                      5,266,580       4,797,932
                                                                                   ---------------    -------------
Equity (notes 3 and 12):
     Unrealized gains on securities available-for-sale, net                                 46,807          85,844
     Retained earnings                                                                     468,202         408,599
                                                                                   ---------------    -------------
                  Total equity                                                             515,009         494,443
                                                                                   ---------------    -------------
Commitments and contingencies (notes 9 and 14)
                  Total liabilities and equity                                  $        5,781,589       5,292,375
                                                                                   ===============    =============

See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994

                                 (000's omitted)

                                                                      1996             1995             1994
                                                                      ----             ----             ----
Revenues (note 15):
     Traditional life insurance premiums                      $       113,176           104,514           99,423
     Accident and health insurance premiums                            23,478            22,455           22,475
     Annuity premium and charges                                       28,757            31,203           22,405
     Universal life and investment product policy
        charges                                                        42,304            37,064           32,507
     Net investment income (note 4)                                   370,702           355,027          330,435
     Other income                                                       1,861             1,372            1,226
     Net realized (loss) gain on investments (note 4)                   8,761            (2,751)          (3,509)
                                                                 --------------    --------------   --------------
                                                                      589,039           548,884          504,962
                                                                 --------------    --------------   --------------

Benefits and expenses:
     Benefits and claims                                              379,116           373,108          350,742
     Provision for policyholders' dividends on
        participating policies (note 12)                               26,996            23,047           23,590
     Amortization of deferred policy acquisition costs                 19,341            21,471           16,622
     Other operating costs and expenses                                71,111            67,438           63,289
                                                                 --------------    --------------   --------------
                                                                      496,564           485,064          454,243
                                                                 --------------    --------------   --------------

               Income before Federal income tax                        92,475            63,820           50,719
                                                                 --------------    --------------   --------------

Federal income tax (note 7):
     Current expense                                                   37,443            31,233           21,103
     Deferred benefit                                                  (4,571)           (6,330)          (1,445)
                                                                 --------------    --------------   --------------
                                                                       32,872            24,903           19,658
                                                                 --------------    --------------   --------------
               Net income                                     $        59,603            38,917           31,061
                                                                 ==============    ==============   ==============


See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Statements of Equity

                  Years ended December 31, 1996, 1995 and 1994

                                 (000's omitted)

                                                                   Unrealized
                                                                 gains (losses)
                                                                  on securities
                                                                   available-         Retained          Total
                                                                    for-sale          earnings          equity
                                                                ------------------ ---------------  ---------------

1994:
     Balance, beginning of year                              $             5,899          338,621          344,520
     Net income                                                             -              31,061           31,061
     Adjustment for change in accounting for certain
         investment in debt and equity securities, net of
         adjustment to deferred policy acquisition costs
         and deferred Federal income tax (note 3)                         40,219            -               40,219
     Unrealized loss on securities available-for- sale,
         net of adjustment to deferred policy
         acquisition costs and deferred Federal
         income tax                                                      (75,418)           -              (75,418)
                                                                ================== ===============  ===============
     Balance, end of year                                    $           (29,300)         369,682          340,382
                                                                ================== ===============  ===============

1995:
     Balance, beginning of year                              $           (29,300)          369,682         340,382
     Net income                                                             -               38,917          38,917
     Unrealized gain on securities available-for-sale,
        net of adjustment to deferred policy acquisition
        costs and deferred Federal income taxes                          115,144             -             115,144
                                                                ------------------ ---------------  ---------------
     Balance, end of year                                    $            85,844           408,599         494,443
                                                                ================== ===============  ===============

1996:
     Balance, beginning of year                              $            85,844           408,599         494,443
     Net income                                                                             59,603          59,603
     Unrealized loss on securities available-for-sale,
         net of adjustment to deferred policy
         acquisition costs and deferred Federal
         income tax                                                      (39,037)            -             (39,037)
                                                                ------------------ ---------------  ---------------
     Balance, end of year                                    $            46,807           468,202         515,009
                                                                ================== ===============  ===============


See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1996, 1995 and 1994

                                 (000's omitted)

                                                                             1996            1995           1994
                                                                             ----            ----           ----
Cash flows from operating activities:
     Net Income                                                        $      59,603          38,917         31,061
     Adjustments to reconcile net income to net cash
        provided by operating activities:
           Capitalization of deferred policy acquisition costs               (43,711)        (41,403)       (38,172)
           Amortization of deferred policy acquisition costs                  19,341          21,471         16,622
           Amortization and depreciation                                       1,095           1,342          1,329
           Realized losses (gains) on invested assets, net                    (7,772)         (3,077)         3,582
           Deferred Federal income tax (benefit)                              (3,623)         (9,521)         1,820
           (Increase) decrease in accrued investment income                      789          (4,977)        (6,205)
           (Increase) decrease in other assets                                 3,169         (19,051)       (11,899)
           Increase in policyholder account balances                          20,249          52,265         44,722
           (Decrease) increase in policyholders' dividend
               accumulations and other funds                                      28            (215)        (1,284)
           Increase (decrease) in current Federal income tax payable          (6,842)         10,088          3,575
           Increase in other liabilities                                      11,134           9,126         17,444
           Other, net                                                         (1,010)          3,567            315
                                                                          ------------    -----------    ------------
               Net cash provided by operating activities                      52,450          58,532         62,910
                                                                          ------------    -----------    ------------
Cash flows from investing activities:
     Proceeds from maturity of securities available-for-sale                 145,554          83,956        108,056
     Proceeds from sale of debt securities available-for-sale                 74,977          46,372         16,717
     Proceeds from sale of equity securities                                  15,001           7,245          6,545
     Proceeds from maturity of fixed maturities held-to-maturity              57,129         102,565        101,368
     Proceeds from repayment of mortgage loans on real estate                140,831          93,714        128,077
     Proceeds from sale of real estate                                         4,181          15,791          6,634
     Proceeds from repayment of policy loans and sale of
        other invested assets                                                 11,812          14,003         14,649
     Cost of debt securities available-for-sale acquired                    (331,991)       (281,828)      (164,757)
     Cost of equity securities acquired                                       (4,000)        (12,258)       (11,326)
     Cost of fixed maturities held-to-maturity acquired                      (76,022)       (226,541)      (376,723)
     Cost of mortgage loans on real estate acquired                         (332,088)       (233,003)      (109,163)
     Cost of real estate acquired                                               (836)         (1,283)        (4,996)
     Policy loans issued and other invested assets acquired                  (18,006)        (23,046)       (19,455)
                                                                          ------------    -----------    ------------
               Net cash used in investing activities                        (313,458)       (414,313)      (304,374)
                                                                          ------------    -----------    ------------
Cash flows from financing activities:
     Increase in universal life and investment product
        account balances                                                     973,793         957,776        663,604
     Decrease in universal life and investment product
        account balances                                                    (745,546)       (583,852)      (684,522)
     Proceeds from note issue                                                 49,340            -            49,708
     Repayment of note                                                       (16,477)           -              -
     Other, net                                                                   68              69             64
                                                                          ------------    -----------    ------------
               Net cash provided by financing activities                     261,178         373,993         28,854
                                                                          ------------    -----------    ------------
Net increase (decrease) in cash and cash equivalents                             170          18,212       (212,610)
Cash and cash equivalents, beginning of year                                  69,558          51,346        263,956
                                                                          ============    ===========    ============
Cash and cash equivalents, end of year                                 $      69,728          69,558         51,346
                                                                          ============    ===========    ============



See accompanying notes to consolidated financial statements.

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994

                                 (000's omitted)

(1)    Organization, Consolidation Policy and Business Description
       -----------------------------------------------------------

       The Ohio National Life Insurance Company (ONLIC) is a mutual life insurance company. Ohio National Life Assurance Corporation (ONLAC) is a wholly-owned stock life insurance subsidiary included in the consolidated financial statements. The Company's other wholly-owned subsidiaries are not life insurance enterprises and are included in the consolidated financial statements on an equity basis. These non-insurance subsidiaries are not material to the Company's consolidated results of operations or financial position. ONLIC and its subsidiaries are collectively referred to as the "Company".

       ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. The Company offers a full range of life, health and annuity products through exclusive agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed and undergoes periodic examinations by those departments.

       The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of product and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is that risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

 (2)   Summary of Significant Accounting Policies
       ------------------------------------------

       The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see Note 3).

       (a)    Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no trading securities. The Company records valuation allowances equal to deferred tax benefits resulting from unrealized losses of investments.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on non-accrual status and written down to the fair value of the existing property to derive a new cost basis. Cash receipts on non-accrual status mortgage loans on real estate are included in interest income in the period received.

                  Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

              Realized gains and losses on the sale of investments are
                  determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2)    Summary of Significant Accounting Policies, Continued
       -----------------------------------------------------

       (b)    Revenues and Benefits
              ---------------------

              Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due and collected. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policy account balances.

              Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

       (c)    Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional non-participating life insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For participating life insurance products, deferred policy acquisition costs are being amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, cost of insurance,

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2)    Summary of Significant Accounting Policies, Continued
       -----------------------------------------------------

       (c)    Deferred Policy Acquisition Costs, Continued
              --------------------------------------------

                  policy administration and surrender charges. Beginning January 1, 1994, deferred policy acquisition costs for participating life and universal life business are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale (see Note 2(a)).

       (d)    Separate Accounts
              -----------------

              Separate Account assets and liabilities represent contractholders'
                  funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed. Amounts provided by the Company to establish Separate Account investment portfolios, seed money, are not included in Separate Account liabilities.

       (e)    Future Policy Benefits
              ----------------------

              Future policy benefits for traditional life have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities (see Note 5).

              Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' aggregate account values.

       (f)    Participating Business
              ----------------------

              Participating business represents approximately 43% of the
                  Company's ordinary life insurance in force in 1996. In 1996 and 1995, participating business represented approximately 43% and 45%, respectively, of the Company's ordinary life insurance in force. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for in future policy benefits based on dividend scales in effect as of December 31, 1996.

       (g)    Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2)    Summary of Significant Accounting Policies, Continued
       -----------------------------------------------------

       (h)    Federal Income Tax
              ------------------

              The Company files a consolidated Federal income tax return. The
                  Company uses the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

       (i)    Cash Equivalents
              ----------------

              For purposes of the consolidated statements of cash flows, the
                  Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

       (j)    Use of Estimates
              ----------------

              In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

              The estimates susceptible to significant change are those used in determining deferred policy acquisition costs, the liability for future policy benefits and claims and contingencies, and those used in determining valuation allowances for mortgage loans on real estate and real estate. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

       (k)    Reclassifications
              -----------------

              Certain amounts in the 1995 and 1994 financial statements have been reclassified to conform with 1996 presentation.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

 (3)   Basis of Presentation
       ---------------------

       The consolidated financial statements have been prepared in accordance with GAAP. Annual Statements on ONLIC and ONLAC, filed with the Department of Insurance of the State of Ohio, are prepared on the basis of accounting practices prescribed or permitted by such regulatory authorities. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

       The following reconciles the statutory net income of ONLIC as reported to regulatory authorities to the net income as shown in the accompanying consolidated financial statements:

                                                                      1996         1995          1994
                                                                      ----         ----          ----
         Statutory net income                                    $     44,503       24,468        23,972
         Adjustments to restate to the basis of GAAP:
             Consolidating statutory net income of subsidiaries        12,018       10,160         2,528
             Increase in deferred policy acquisition costs, net        24,018       19,485        21,606
             Future policy benefits                                   (14,050)     (10,723)       (7,739)
             Deferred Federal income tax (expense) benefit              4,571        6,330         1,445
             Valuation allowances and other than temporary
                 declines accounted for directly in surplus               990       (5,829)           74
             Interest maintenance reserve                                 383         (208)         (119)
             Other, net                                               (12,830)      (4,766)      (10,706)
                                                                   ------------ ------------  -----------
                    Net income per accompanying consolidated
                       statements of income                      $     59,603       38,917        31,061
                                                                   ============ ============  ===========

       The following reconciles the statutory capital and surplus of ONLIC as reported to regulatory authorities to the equity as shown in the accompanying consolidated financial statements:

                                                                                   1996          1995
                                                                                   ----          ----
         Statutory capital and surplus                                       $     313,746      243,248
         Add (deduct) cumulative effect of adjustments:
            Deferred policy acquisition costs                                      246,643      193,375
            Asset valuation reserve                                                 77,604       68,756
            Interest maintenance reserve                                            22,372       21,989
            Future policy benefits                                                 (71,318)     (69,918)
            Deferred Federal income tax                                            (37,252)     (62,920)
            Difference between amortized cost and fair value of fixed
              maturity securities available-for-sale, gross                         70,985      166,086
            Surplus note                                                           (84,191)     (49,739)
            Other, net                                                             (23,580)     (16,434)
                                                                                ------------  -----------
              Equity per accompanying consolidated balance sheets            $     515,009      494,443
                                                                                ============  ===========

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(4)    Investments
       -----------

       An analysis of investment income and realized gains/(losses) by investment type follows for the years ended December 31:

                                                                                               Realized gains (losses)
                                                         Investment income                  on disposition of investments
                                                -------------------------------------    -------------------------------------
                                                  1996          1995          1994         1996          1995          1994
                                                  ----          ----          ----         ----          ----          ----
         Securities available-for-sale:
            Fixed maturities                 $    203,271      105,928        97,542  $      3,168        (1,062)      (5,475)
            Equity securities                       4,021        3,710         3,211         4,077           459        2,041
         Fixed maturities held-to-maturity         61,509      149,465       131,420         1,304         2,319        1,613
         Mortgage loans on real estate             89,391       76,608        75,763         1,262           548         (391)
         Real estate                                8,693        7,771         6,998          (605)          813       (1,370)
         Policy loans                               9,420        9,096         9,061           -             -           -
         Short-term                                 3,419        3,779         3,312           -             -           -
         Other                                      5,042        6,808         8,035        (1,434)          -           -
                                                ----------    ---------     ---------     ---------     ---------    ----------
              Total                               384,766      363,165       335,342         7,772         3,077       (3,582)
         Less:
            Investment expenses                    14,064        8,138         4,907
            Valuation allowances:
              Mortgage loans on real estate                                                    926        (6,462)          89
              Real estate and other                                                             63           634          (16)
                                                                                          ---------     ---------    ----------
                                                                                               989        (5,828)          73
                                                ----------    ---------     ---------     ---------     ---------    ----------
              Net investment  income         $    370,702      355,027       330,435
                                                ==========    =========     =========
              Net realized gains (losses) on
                  disposition of investments                                              ---------     ---------    ----------
                                                                                       $      8,761        (2,751)      (3,509)
                                                                                          =========     =========    ==========

       The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows:

                                                                                  December 31, 1996
                                                              -----------------------------------------------------------
                                                                                 Gross         Gross
                                                               Amortized      unrealized     unrealized     Estimated
                                                                  cost           gains         losses       fair value
                                                              -------------  --------------  -----------  ---------------
         Securities available-for-sale
         -----------------------------
           Fixed maturities:
              U.S. Treasury securities and obligations of
                  U.S. government operations and agencies  $       176,364          3,703        (4,321)         175,746
              Obligations of states and political                   29,119          1,538          (229)          30,428
                  subdivisions
              Debt securities issued by foreign                      8,078          1,920          -               9,998
                  governments
              Corporate securities                               1,675,596         75,859       (14,097)       1,737,358
              Mortgage-backed securities                           612,408         12,528        (5,916)         619,020
                                                              =============  ============== ============= ===============
                     Total fixed maturities                $     2,501,565         95,548       (24,563)       2,572,550
                                                              =============  ============== ============= ===============
              Equity securities                            $        39,175         24,588          -              63,763
                                                              =============  ============== ============= ===============
         Fixed maturity securities held-to-maturity
         ------------------------------------------
           Obligations of states and political             $         8,659            218          -               8,877
                  subdivisions
           Corporate securities                                    677,161         58,366        (4,785)         730,742
           Mortgage-backed securities                                6,752            177          (102)           6,827
                                                              =============  ============== ============= ===============
                                                           $       692,572         58,761        (4,887)         746,446
                                                              =============  ============== ============= ===============

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(4)    Investments, Continued
       ----------------------

                                                                                    December 31, 1995
                                                                -----------------------------------------------------------
                                                                                   Gross         Gross
                                                                 Amortized      unrealized     unrealized     Estimated
                                                                    cost           gains         losses       fair value
                                                                -------------  --------------  ----------   ---------------
         Securities available-for-sale
         -----------------------------
           Fixed maturities:
              U.S. Treasury securities and obligations of
                  U.S. government operations and agencies    $       223,959          12,083          (193)        235,849
              Obligations of states and political                     28,938           1,612          (166)         30,384
                  subdivisions
              Debt securities issued by foreign governments            8,078           2,657         -              10,735
              Corporate securities                                 1,631,389         139,750        (6,902)      1,764,237
              Mortgage-backed securities                             489,313          19,402        (2,157)        506,558
                                                                =============  ============== ============= ===============
                     Total fixed maturities                  $     2,381,677         175,504        (9,418)      2,547,763
                                                                =============  ============== ============= ===============
              Equity securities                              $        51,482          19,819         -              71,301
                                                                =============  ============== ============= ===============

         Fixed maturity securities held-to-maturity
         ------------------------------------------
           Obligations of states and political  subdivisions $         6,043             137         -               6,180
           Corporate securities                                      660,466          93,508          (431)        753,543
           Mortgage-backed securities                                  5,863             471         -               6,334
                                                                -------------  -------------- ------------- ---------------
                     Total fixed maturities                  $       672,372          94,116          (431)        766,057
                                                                =============  ============== ============= ===============

       As permitted by the FASB's Special Report, A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities, issued in November, 1995, the Company transferred a part of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 29, 1995, the date of transfer, the reclassified fixed maturity securities had an amortized cost value of $1,112,685, resulting in a gross unrealized gain on available-for-sale securities of $83,011.

       The components of unrealized gains on securities available-for-sale, net, were as follows for the years ended December 31:

                                                                    1996            1995
                                                                    ----            ----

      Gross unrealized gain                                   $      95,573         185,905
      Adjustment to deferred policy acquisition costs               (20,250)        (49,500)
      Deferred federal income tax                                   (28,516)        (50,561)
                                                                 ============    ============
                                                              $      46,807          85,844
                                                                 ============    ============

       The net unrealized gain on securities available for sale includes a net unrealized gain on equity securities of $14,256 in 1996 ($10,539 in 1995) and a net unrealized gain on fixed maturities (net SFAS 115 and related transactions) of $32,551 in 1996 ($75,305 in 1995).

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(4)    Investments, Continued
       ----------------------

       An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                     1996           1995            1994
                                                     ----           ----            ----

      Securities available-for-sale:
          Fixed maturities                      $    (95,101)        209,108       (43,022)
          Equity securities                            4,769          13,046       (11,873)
      Fixed maturities held-to-maturity              (39,811)        148,026      (268,693)

       The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                Fixed Maturity Securities
                                             ----------------------------------------------------------------
                                                  Available-for-Sale                 Held-to-Maturity
                                             ------------------------------    ------------------------------
                                              Amortized         Estimated       Amortized        Estimated
                                                 cost          fair value          cost          fair value
                                             -------------     ------------    -------------    -------------

Due in one year or less                   $        51,201            52,292              848             863
Due after one year through five years             229,190           239,487          105,620         112,359
Due after five years through ten years            685,944           704,643          289,644         303,253
Due after ten years                             1,535,230         1,576,128          296,460         329,971
                                             =============     ============    =============    =============
                                          $     2,501,565         2,572,550          692,572         746,446
                                             =============     ============    =============    =============

       Proceeds from the sale of securities available-for-sale during 1996 and 1995 were $74,977 and $46,372, respectively, while proceeds from sales of investments in fixed maturity securities during 1994 were $16,717. Gross gains of $1,667 ($510 in 1995 and $52 in 1994) and gross losses of $534 ($2,293 in 1995 and $34 in 1994) were realized on those sales.

       Investments with an amortized cost of $6,857 and $6,064 as of December
              1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

       Real estate is presented at cost less accumulated depreciation of $20,405 in 1996 ($19,518 in 1995) and valuation allowances of $2,100 in 1996 and 1995.

       The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. Foreclosures of mortgage loans on real estate were $4,099 in 1996 and $713 in 1995. There were no other mortgage loans on real estate in process of foreclosure or in-substance foreclosed as of December 31, 1996.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(5)    Future Policy Benefits and Claims
       ---------------------------------

       The liability for future policy benefits for universal life insurance policies and investment contracts (approximately 68% of the total liability for future policy benefits as of December 31, 1996 and
              1995) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 6.8%, 7.0% and 7.4% for the years ended December 31, 1996, 1995 and 1994, respectively.

       The liability for future policy benefits for traditional life policies has been established based upon the net level premium method using the following assumptions:

                         Interest rates:  Interest rates vary as follows:

                         Year of issue                           Interest Rate
                         -------------                           -------------
                         1996 and 1995                           4 - 5.5%
                         1994                                    4 - 6.0%
                         1993 and prior                          2.25% - 5.5%

                         Withdrawals:  Rates, which vary by issue age, type of
                              coverage and policy duration, are based on Company experience

                         Mortality:  Mortality and morbidity rates are based on
                              published tables, guaranteed in insurance contracts.

(6)    Notes Payable
       -------------

       On July 11, 1994, the Company issued $50,000, 8.875% surplus notes, due July 15, 2004. On May 21, 1996, the Company issued $50,000, 8.5% surplus notes, due May 15, 2026. Concurrent with the issue of the new notes, $15,000 of the notes issued on July 11, 1994 were retired.

       The notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department of Insurance of the State of Ohio. All issuance costs have been capitalized and are being amortized over the terms of the notes.

(7)    Federal Income Tax
       ------------------

       Prior to 1984, the Life Insurance Company Income Tax Act of 1959, as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(7)    Federal Income Tax, Continued
       -----------------------------

              been provided for such distributions in the financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The balance of the PSA is approximately $5,257 as of December 31, 1996.

       Total Federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. Federal income tax rate to income before tax as follows:

                                                    1996                     1995                     1994
                                           -----------------------  -----------------------  -----------------------
                                             Amount         %         Amount         %         Amount         %
                                           ------------  ---------  ------------  ---------  ------------  ---------
              Computed (expected)
                   tax expense           $     32,366      35.0         22,337       35.0        17,752       35.0
              Differential earnings             3,616       3.9          5,676        8.9         5,456       10.8
              Dividends received
                   deduction and tax
                   exempt interest             (1,440)     (1.6)        (1,585)      (2.5)       (1,680)      (3.3)
              Other, net                       (1,670)     (1.8)        (1,525)      (2.4)       (1,870)      (3.7)
                                           ------------  ---------  ------------  ---------  ------------  ---------
                                         $     32,872      35.5         24,903       39.0        19,658       38.8
                                           ============  =========  ============  =========  ============  =========

       Total Federal income tax paid was $44,823, $21,145 and $17,527 during the years ended December 31, 1996, 1995 and 1994, respectively.

       The tax effects of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability as of December 31, 1996 and 1995 relate to the following:

                                                                                          1996           1995
                                                                                          ----           ----
          Deferred tax assets:
               Future policy benefits                                               $     51,461         44,263
               Mortgage loans on real estate                                               1,950          2,070
               Other assets and liabilities                                               11,650         12,633
                                                                                       -----------    -----------
                   Total gross deferred tax assets                                        65,061         58,966
                                                                                       -----------    -----------
          Deferred tax liabilities:
               Fixed maturity securities available-for-sale                               25,604         59,300
               Deferred policy acquisition costs                                          67,603         52,683
               Fixed maturities, equity securities and other long-term                     8,343          7,770
                  investments
               Other                                                                         763          2,133
                                                                                       -----------    -----------
                   Total gross deferred tax liabilities                                  102,313        121,886
                                                                                       ===========    ===========
                   Net deferred tax liability                                       $     37,252         62,920
                                                                                       ===========    ===========


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

 (7)   Federal Income Tax, Continued
       -----------------------------

       The Company has determined that a deferred tax asset valuation allowance was not needed as of December 31, 1996 and 1995. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers primarily the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment and believes it is more likely than not the Company will realize the benefits of the deductible differences remaining as of December 31, 1996.

(8)    Disclosures about Fair Value of Financial Instruments
       -----------------------------------------------------

       Statement of Financial Accounting Standards No. 107, Disclosures about
              Fair Value of Financial Instruments (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

       The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS - The carrying amount reported in the balance sheets for these instruments approximate their fair value.

              INVESTMENT SECURITIES - Fair value for equity securities and fixed maturity securities are the same as market value. Market value generally represents quoted market prices for securities traded in the public market place or as analytically determined for securities not publicly traded.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES - The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the accumulated contract values in the Separate Account portfolios.

              MORTGAGE LOANS ON REAL ESTATE - The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(8)    Disclosures about Fair Value of Financial Instruments, Continued
       ----------------------------------------------------------------

               INVESTMENT CONTRACTS - Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NOTE PAYABLE - The fair value for the note payable was determined by discounting the scheduled cash flows of the note using a market rate applicable to the yield, credit quality and maturity of a similar debt instrument.

               POLICYHOLDERS' DIVIDEND ACCUMULATION AND OTHER POLICYHOLDER FUNDS
               - The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

       The carrying amount and estimated fair value of financial instruments subject to SFAS 107 were as follows as of December 31:

                                                               1996                           1995
                                                   -----------------------------  -----------------------------
                                                     Carrying        Estimated       Carrying      Estimated
      Assets                                          amount        fair value        amount       fair value
      ------                                       --------------  --------------  -------------  -------------

           Investments:
               Securities available-for-sale:
                    Fixed maturities             $    2,572,550        2,572,550      2,547,763       2,547,763
                    Equity securities                    63,763           63,763         71,301          71,301
               Fixed maturities held-to-
                    maturity                            692,572          746,446        672,372         766,057
               Mortgage loans on real estate          1,087,287        1,130,717        898,099         976,066
               Policy loans                             151,229          151,229        148,077         148,077
               Short-term investments                    36,016           36,016         61,173          61,173
           Cash                                          33,712           33,712          8,385           8,385
           Assets held in Separate Accounts             661,871          661,871        453,405         453,405

      Liabilities
      -----------

           Guaranteed investment contracts       $    1,028,129        1,025,298        964,999         982,652
           Individual deferred annuity contracts      1,081,048        1,056,372      1,031,636       1,018,527
           Other annuity contracts                      910,941          911,897        838,691         874,450
           Note payable                                  84,191           90,037         49,739          56,359
           Dividend accumulations and
               other policyholder funds                  79,735           79,735         79,707          79,707
           Liabilities related to separate
               accounts                                 648,634          648,634        441,124         441,124


                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

 (9)   Additional Financial Instruments Disclosure
       -------------------------------------------

       (a)    Financial Instruments with Off-Balance-Sheet Risk
              -------------------------------------------------

              The Company is a party to financial instruments with
                  off-balance-sheet risk in a normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds and venture capital partnerships of approximately $182,600 and $195,000 as of December 31, 1996 and 1995, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the financial statements. The credit risk of all financial instruments, whether on- or off-balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

       (b)    Significant Concentrations of Credit Risk
              -----------------------------------------

              Mortgage loans are collateralized by the underlying properties.
                  Collateral must meet or exceed 125% of the loan at the time the loan is made. The Company grants mainly commercial mortgage loans to customers throughout the United States. The Company has a diversified loan portfolio, and total loans in any state do not exceed 12% of the total loan portfolio as of December 31, 1996. The summary below depicts loan exposure of remaining principal balances by type as of December 31, 1996 and 1995:

                                                                        1996           1995
                                                                        ----           ----
         Mortgage assets by type
         -----------------------
              Office                                             $       300,158        259,354
              Retail                                                     291,341        229,226
              Apartment                                                  251,720        168,370
              Industrial                                                 152,175        150,376
              Other                                                      101,467        101,273
                                                                    -------------  -------------
                                                                       1,096,861        908,599
                  Less valuation allowances                                9,574         10,500
                                                                    -------------  -------------
                       Total mortgage loans on real estate, net  $     1,087,287        898,099
                                                                    =============  =============

(10)   Pension Plans
       -------------

       The Company sponsors pension plans covering all eligible employees and certain general agents. Retirement benefits are based on years of service and either the highest average earnings in five of the last ten years or specific elements of compensation earned in the last five and ten years of service. Other pension plans covering employees whose benefits exceed Code 401(a)(17) and Code 415 limits are also in effect.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10)   Pension Plans, Continued
       ------------------------

       The net periodic pension cost for the plans for the years ended December
              31, 1996, 1995 and 1994 follows:

                                                   1996           1995          1994
                                                   ----           ----          ----
         Service cost (benefits earned
             during the period)              $       2,169          1,725        1,542
         Interest cost on projected
             benefit obligations                     2,896          2,720        2,493
         Actual return on plan assets               (2,447)        (2,811)        (601)
         Net amortization and deferral                 904          1,639         (144)
                                                ============   ===========   ============
             Net periodic pension cost       $       3,522          3,273        3,290
                                                ============   ===========   ============

       Basis for measurements, net periodic pension cost:


         Weighted average discount rate                          6.25%          6.90%         6.80%
         Rate of increase in future compensation levels          5.50%          4.75%         4.90%
         Expected long-term rate of return on plan assets        8.50%          7.25%         7.25%

       The following table sets forth the funded status and amounts recognized in the accompanying consolidated financial statements as of December 31, 1996 and 1995 for the Company's pension plans.

                                                                     Assets Exceed          Accumulated Benefits
                                                                 Accumulated Benefits          Exceed Assets
                                                               -------------------------- -------------------------
                                                                  1996          1995         1996          1995
                                                                  ----          ----         ----          ----
         Accumulated benefit obligation:
              Vested                                         $     15,585        16,037       10,747         9,952
              Nonvested                                               247           247          661           275
                                                               ============ ============= ============  ===========
                                                             $     15,832        16,284       11,408        10,227
                                                               ============ ============= ============  ===========
         Projected benefit obligation for services rendered
              to date                                        $     24,434        27,389       14,614        14,460
         Plan assets at fair value                                 23,807        22,625          243          -
                                                               ------------ ------------- ------------  -----------
                  Plan assets less projected benefit
                       obligation                                    (627)       (4,764)     (14,371)      (14,460)
         Unrecognized prior service cost                           (1,741)         -              35          -
         Unrecognized net losses                                    3,783         6,471          375         1,508
         Unrecognized net transitional assets                      (2,375)       (2,612)       3,202         3,493
         Amount to recognize additional liability                     -            -          (1,537)       (2,023)
                                                               ============ ============= ============  ===========
                  Net pension liability                      $       (960)         (905)     (12,296)      (11,482)
                                                               ============ ============= ============  ===========
         Measurement basis:
              Weighted average discount rate                        6.50%      6.10%           7.00%       6.60%
              Rate of increase in future compensation levels        6.00%      6.00%           4.60%       4.60%

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10)   Pension Plans, Continued
       ------------------------

       General Agent and Other Plans

       The Company also maintains a qualified contributory defined contribution profit sharing plan covering substantially all of its employees and a qualified non-contributory defined contribution pension plan covering career agents. These plans are funded through insurance contracts issued by the Company.

       Company contributions to the Profit Sharing Plan are in part based on the net earnings of the Company and are payable at the sole discretion of management. The expense reported for contributions to the plan for 1996 and 1995 were $1,614 and $1,609, respectively.

       Contributions to the Career Agent's Pension Plan are subject to the minimum funding required under Internal Revenue Code Section 412. The expense reported for contributions to the plan for 1996 and 1995 were $590 and $497, respectively.

(11)   Postretirement Benefits Other Than Pensions
       -------------------------------------------

       The Company currently offers eligible retirees the opportunity to participate in a health plan. The Company has two health plans, one is offered to home office employees, the other is offered to career agents.

               Home Office Employee Health Plan
               --------------------------------

               The Company provides a declining service schedule. Substantially all home office employees may become eligible for these benefits provided that the employee meets the age and years of service requirements. The plan states that an employee becomes eligible as follows: age 55 with 20 years of credited service at retirement, age 56 with 18 years of service, age 57 with 16 years of service grading to age 64 with two years of service. The health plan is contributory with retirees contributing approximately 15% of premium for coverage.

               Career Agents Health Plan
               -------------------------

               Substantially all career agents may become eligible for these benefits provided that the agent is at least age 55 and has 15 years of credited service at retirement. The health plan is contributory, with retirees contributing approximately 47% of medical costs.

       Actuarial assumptions for the measurement of the December 31, 1996 accumulated postretirement benefit obligation include a discount rate of 7.5% (7.5% in 1995 and 1994) and an assumed health care cost trend rate of 11% (12% in 1995 and 13% in 1994), declining 1% each year to an ultimate rate of 5%.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11)   Postretirement Benefits Other Than Pensions, Continued
       ------------------------------------------------------

       Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:

                                                                     1996          1995
                                                                     ----          ----
Accumulated postretirement benefit obligations:
     Retirees                                                   $     2,926         6,036
     Fully eligible, active plan participants                         1,051         2,515
     Other active plan participants                                   2,256         3,976
                                                                   ---------     ---------
         Accumulated postretirement benefit obligation                6,233        12,527
     Unrecognized net gains                                           2,066           256
     Unrecognized plan amendments                                     6,285         1,140
                                                                   =========     =========
         Accrued postretirement benefit obligation              $    14,584        13,923
                                                                   =========     =========

       The amount of net periodic postretirement benefit cost for the plan as a whole for the years ended December 31, 1996 and 1995 is as follows:

                                                                    1996          1995
                                                                    ----          ----

Net periodic postretirement benefit cost:
     Service cost - benefits attributed to
         employee service during the year                      $       467          497
     Interest cost on accumulated postretirement
         benefit obligation                                            768          869
     Actual return on plan assets                                       -            -
     Net amortization and deferral                                    (199)         (82)
                                                                  ==========   ===========
              Net periodic postretirement benefit cost         $     1,036        1,284
                                                                  ==========   ===========

       The health care cost trend rate assumption has a significant effect on the amounts reported. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 1996 and 1995 by $943 and $1,261, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 1996 and 1995 by $111 and $149, respectively.

(12)   Regulatory Risk-Based Capital, Retained Earnings and Dividend
       -------------------------------------------------------------
       Restrictions
       ------------

       ONLIC and ONLAC exceed the minimum risk-based capital requirements as of December 31, 1996.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(12)   Regulatory Risk-Based Capital, Retained Earnings and Dividend
       -------------------------------------------------------------
       Restrictions, Continued
       -----------------------

       The Company has designated a portion of retained earnings for separate account contingencies and investment guarantees totaling $1,688 and $1,637 as of December 31, 1996 and 1995, respectively.

       The payment of dividends by the Company to its participating policyholders is based on the dividend scale declared at least annually by the Company's Board of Directors.

(13)   Bank Lines of Credit
       --------------------

       As of December 31, 1996 and 1995, ONLIC had a $10,000 unsecured line of credit which was utilized and repaid during 1995.

(14)   Contingencies
       -------------

       The Company and its subsidiaries are defendants in various legal actions arising in the normal course of business. While the outcome of such matters cannot be predicted with certainty, management believes such matters will be resolved without material adverse impact on the financial condition of the Company.

       The Company routinely enters into reinsurance transactions with other insurance companies which are not material to the consolidated financial statements. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

(15)   Major Lines of Business
       -----------------------

       The Company operates in the life and annuity lines of business in the life insurance industry. Life insurance operations include whole life, universal life, variable universal life, and endowments, as well as term life, health insurance, and other miscellaneous insurance products provided to individuals and groups. Annuity operations include guaranteed investment and accumulated deposit contracts issued to groups and deferred and immediate annuities issued to individuals.

                                                                     (Continued)

            THE OHIO NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15)   Major Lines of Business, Continued
       ----------------------------------

       The following table summarizes the revenues and income before Federal income tax for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by line of business.

                                                                             1996           1995           1994
                                                                             ----           ----           ----
         Revenues:
             Premiums, policy charges and net investment income:
                 Life and other insurance                             $       295,860        270,782        259,146
                 Annuities                                                    284,418        280,853        249,325
                                                                         -------------  -------------  -------------
                                                                              580,278        551,635        508,471
                                                                         -------------  -------------  -------------
             Realized capital gains (losses):
                 Life and other insurance                                       3,330           (771)        (1,088)
                 Annuities                                                      5,431         (1,980)        (2,421)
                                                                         -------------  -------------  -------------
                                                                                8,761         (2,751)        (3,509)
                                                                         -------------  -------------  -------------
             Total revenues:
                 Life and other insurance                                     299,190        270,011        258,058
                 Annuities                                                    289,849        278,873        246,904
                                                                         -------------  -------------  -------------
                                                                      $       589,039        548,884        504,962
                                                                         =============  =============  =============
         Total income before Federal income tax:
                 Life and other insurance                             $        45,057         33,475         26,586
                 Annuities                                                     47,418         30,345         24,133
                                                                         =============  =============  =============
                                                                      $        92,475         63,820         50,719
                                                                         =============  =============  =============
         Assets:
                 Life and other insurance                             $     2,522,004      2,213,391      1,873,808
                 Annuities                                                  3,259,585      3,078,984      2,640,159
                                                                                        -------------
                                                                         =============                 =============
                                                                      $     5,781,589      5,292,375      4,513,967
                                                                         =============  =============  =============

                        OHIO NATIONAL VARIABLE ACCOUNT D


                                    FORM N-4




                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement:


      Independent Auditors' Report of KPMG Peat Marwick LLP dated January 28,
      1997

      Statement of Assets and Contract Owners' Equity dated December 31, 1996

      Statement of Operations and Changes in Contract Owners' Equity for the Year Ended December 31, 1996

      Notes to Financial Statements dated December 31, 1996

      Schedule of Changes in Unit Values for the Year Ended December 31, 1996


The following consolidated financial statements of The Depositor and its subsidiaries are also included in Part B of this Registration Statement:


      Independent Auditors' Report of KPMG Peat Marwick LLP dated January 31,
      1997

      Consolidated Balance Sheets dated December 31, 1996 and 1995

      Consolidated Statements of Income for the Years Ended December 31, 1996, 1995 and 1994

      Consolidated Statements of Equity for the Years Ended December 31, 1996, 1995 and 1994

      Consolidated Statements of Cash Flows for the Years Ended December 31, 1996, 1995 and 1994

      Notes to Consolidated Financial Statements dated December 31, 1996, 1995 and 1994


The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

Consents of the Following Persons:

      KPMG Peat Marwick LLP

Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the registration statement of Ohio National Variable Account A ("VAA") on Form S-6 on August 3, 1982 (File no. 2-78652).

      (2) Agreement of Custodianship between the Depositor and The Provident Bank was filed as Exhibit 3 of the VAA's Form N-4, Post-effective Amendment no. 5 on April 27, 1988 (File no. 2-91213).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit
             (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable A (File no. 2-91213).

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of VAA's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of VAA's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (4) Group Annuity, Form GA-93-VF-1, was filed as Exhibit (4) of the Registrant's registration statement on Form N-4 on July 20, 1994.

      (4)(a) Group Annuity Certificate, Form GA-93-VF-1C, was filed as Exhibit
             (4)(a) of the Registrant's registration statement on July 20, 1994.

      (5) Group Annuity Application, Form 3762-R, was filed as Exhibit (5) of the Registrant's registration statement on July 20, 1994.

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 1 on March 27, 1995

      (13) Computation of Performance Data was filed as Exhibit (13) of Form N-4, Post-effective Amendment no. 20, of Ohio National Variable Account A (File no. 2-91213) on March 3, 1997.



ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                         Positions and Offices
Business Address                           with Depositor
----------------                           --------------

Trudy K. Backus*                           Vice President, Individual Insurance Services

Howard C. Becker*                          Senior Vice President, Individual Insurance and Corporate Services

Paul L. Bergmann*                          Vice President, Financial Control

Michael A. Boedeker*                       Vice President, Fixed Income Securities

Roylene M. Broadwell*                      Vice President and Treasurer

Joseph P. Brom*                            Senior Vice President & Chief Investment Officer

Dale P. Brown                              Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                              Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

Name and Principal                         Positions and Offices
Business Address                           with Depositor
----------------                           --------------

William R. Burleigh                        Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski                       Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Raymond R. Clark                           Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                             Senior Vice President and Actuary

Dr. Alvin H. Crawford                      Director
Children's Hospital Medical Center
Department of Orthopedics
Elland and Bethesda Avenues
Cincinnati, Ohio 45229

Robert M. DiTommaso*                       Vice President, Career Marketing

Ronald J. Dolan*                           Senior Vice President and Chief Financial Officer

Michal J. Ferry*                           Information Systems Vice President


Michael F. Haverkamp*                      Vice President and Counsel

John A. Houser III*                        Vice President, Claims


Bannus B. Hudson                           Director
One Eastwood Drive
Cincinnati, Ohio 45227

Daniel W. LeBlond                          Director
7680 Innovation Way
Mason, Ohio 45040

David G. McClure*                          Vice President, Variable Product Sales

Hamilton F. McGregor*                      Senior Vice President,Group & Pension Operations

Charles S. Mechem, Jr.                     Director
One East Fourth Street
Cincinnati, Ohio 45202




James I. Miller II*                        Vice President, Marketing Support

James W. Nethercott                        Director
8431 Concord Hills Circle
Cincinnati, Ohio 45243

Thomas O. Olson*                           Vice President, Underwriting

David B. O'Maley*                          Director, Chairman, President and Chief Executive Officer

John J. Palmer*                            Senior Vice President, Strategic Initiatives

George B. Pearson, Jr.*                    Vice President, PGA Marketing

Dallas L. Pennington*                      Vice President, Information Systems

J. Donald Richardson*                      Senior Regional Vice President

D. Gates Smith*                            Senior Vice President, Sales

Michael D. Stohler*                        Vice President, Mortgages and Real Estate

Stuart G. Summers*                         Senior Vice President and General Counsel

Oliver W. Waddell                          Director
425 Walnut Street
Cincinnati, Ohio 45202

Bradley L. Warnemunde                      Director and Chairman Emeritus
250 William Howard Taft Road
Cincinnati, Ohio 45219

Dr. David S. Williams*                     Vice President and Medical Director

Donald J. Zimmerman*                       Director and Senior Vice President, Insurance Operations
                                           and Secretary

*The principal business address for these individuals is One Financial Way, Cincinnati, Ohio 45242.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27. NUMBER OF CONTRACTOWNERS


As of April 10, 1997, the Registrant's contracts were owned by 94 owners.


ITEM 28. INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------






-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000

-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         J. Brom           Pres. & Dir.        J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.           D. McClure

Treas. & Dir.       D. Taney          VP & Dir.           T. Backus

                                      Secretary           R. Benedict

                                      Treasurer           K. Jaeger

                                      Compliance Officer  J. Dunn

-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
                                                   S E P A R A T E  A C C O U N T S
                                                   --------------------------------
                                                          A  B  C  D  E  F
                                                   --------------------------------


-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------            ------------------------------------
                                   Chm. & Dir.         D. O'Maley            Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        J. Brom                                                  Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        J. Palmer             Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         J. Miller             Sr. VP & Dir.          J. Brom
VP & Dir.           M. Stohler                                               Sr. Vice Pres.         D. Cook
                                   V.P. & Dir.         D. McClure            Sr. Vice Pres.         G. Smith
VP & Dir.           S. Williams                                              Vice President         R. Broadwell
                                   Secy. & Dir.        R. Benedict           Vice President         M. Boedeker
VP                  K. Hanson                                                Vice President         R. DiTommaso
                                   VP                  R. DiTommaso          Vice President         J. Houser
VP                  D. Hundley                                               Vice President         G. Pearson
                                   Treasurer           K. Jaeger             Vice President         D. Pennington
VP                  J. Martin                                                Vice President         M. Stohler
                                   Compliance Director J. Dunn               Secy.                  R. Benedict
Treasurer           D. Taney                                                 Asst. Secy.            J. Fischer
                                                                             Asst. Secy.            M. Haverkamp
Secretary           R. Benedict                                              Asst. Actuary          K. Flischel

Asst. Secy./Treas.  A. Starkey
-------------------------------    ------------------------------           ------------------------------------
                                                                                       SEPARATE ACCOUNT
                                                                          -------------------------------------
                                                                                              R
                                                                                             ---
                                  <= Advisor to  Advisor to =>
                 --------------------------------------------------------

-----------------------------         --------------------------------          --------------------------------
    ONE FUND, INC.                    O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVISIFIED                A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        D. Zimmerman      Pres. & Dir.        J. Palmer             Pres. & Dir.        D. Zimmerman
Vice. Pres.         M. Boedeker                                           -----  Vice President      M. Boedeker
Vice  Pres.         J. Brom           VP & Dir.           G. Smith               Vice President      J.Brom
Vice Pres.          D. McClure                                                   Vice President      S. Williams
Vice Pres.          S. Williams       VP & Dir.           D. McClure             Treasurer           D. Taney
Treasurer           D. Taney                                            --------  Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       Treasurer           K. Jaeger               Asst. Secy.         A. Starkey
Asst. Secy.         A. Starkey                                                    Director            G. Castrucci
Director            G. Castrucci      Secretary           M. Haverkamp            Director            R. Love
Director            R. Love                                                       Director            G. Vredeveld
Director            G. Vredeveld
---------------------------------     --------------------------------            ---------------------------------

      determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS


The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONE, Inc."). ONE, Inc. is a wholly-owned subsidiary of the Depositor. ONESCO also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and B, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.



The directors and officers of ONE, Inc. are:



      Name                                 Position with ONE, Inc.
      ----                                 -----------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President & Chief Executive Officer and Director
      David G. McClure                     Vice President of Marketing and Director
      Trudy K. Backus                      Vice President and Director
      Joni L. Dunn                         Vice President & Compliance Officer
      Timothy S. Halevan                   Vice President
      Ronald L. Benedict                   Secretary
      Kenneth M. Jaeger                    Treasurer

The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.

During the last fiscal year, ONESCO received the following commissions and other compensation, directly or indirectly, from the Registrant:


Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------

$74,326                             None                          None                   None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Cincinnati, Ohio  45242

         Star Bank, N.A. ("Custodian")
         425 Walnut Street
         Cincinnati, Ohio 45202

(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS


Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by The Ohio National Life Insurance Company.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of l940, the registrant, Ohio National Variable Account D, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on this 25th day of April, 1997.


                        OHIO NATIONAL VARIABLE ACCOUNT D
                                (Registrant)

                        By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                        By  /s/ Donald J. Zimmerman
                           --------------------------------------
                         Donald J. Zimmerman, Senior Vice President,
                                           Insurance Operations

Attest:

/s/Ronald L. Benedict
------------------------------------
Ronald L. Benedict
Second Vice President and Counsel
and Assistant Secretary



As required by the Securities Act of 1933 and the Investment Company Act of l940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on the 25th day of April, 1997.


                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                    (Depositor)


                    By  /s/ Donald J. Zimmerman
                       ----------------------------------------
                      Donald J. Zimmerman, Senior Vice President,
                                       Insurance Operations

Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Second Vice President and Counsel
and Assistant Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                  Title                                     Date
---------                                  -----                                     ----

/s/ David B. O'Maley                       Chairman, President,                 April 25, 1997
----------------------                     Chief Executive Officer
 David B. O'Maley                          and Director


*s/ Dale P. Brown                          Director                             April 25, 1997
----------------------
 Dale P. Brown


*s/ Jack E. Brown                          Director                             April 25, 1997
----------------------
 Jack E. Brown


*s/ William R. Burleigh                    Director                             April 25, 1997
----------------------
 William R. Burleigh


*s/ Victoria B. Buyniski                   Director                             April 25, 1997
----------------------
 Victoria B. Buyniski


*s/ Raymond R. Clark                       Director                             April 25, 1997
----------------------
 Raymond R. Clark


*s/ Alvin H. Crawford                      Director                             April 25, 1997
----------------------
 Alvin H. Crawford


*s/ Bannus B. Hudson                       Director                             April 25, 1997
----------------------
Bannus B. Hudson


*s/ Daniel W. LeBlond                      Director                             April 25, 1997
----------------------
 Daniel W. LeBlond


*s/ Charles S. Mechem, Jr.                 Director                             April 25, 1997
----------------------
 Charles S. Mechem, Jr.


*s/ James W. Nethercott                    Director                             April 25, 1997
----------------------
 James W. Nethercott


*s/ Oliver W. Waddell                      Director                             April 25, 1997
----------------------
 Oliver W. Waddell



*s/ Bradley L. Warnemunde                  Chairman Emeritus and                April 25, 1997
----------------------                     Director
 Bradley L. Warnemunde


s/ Donald J. Zimmerman                     Senior Vice President,               April 25, 1997
----------------------                     Insurance Operations &
 Donald J. Zimmerman                       Secretary and Director



*By s/ Donald J. Zimmerman
   ----------------------------
   Donald J. Zimmerman, Attorney in Fact pursuant to Powers of Attorney, copies of which are filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS


                                                                                                Page Number in
Exhibit                                                                                         Sequential
Number                  Description                                                             Numbering System
------                  -----------                                                             ----------------

                        Consent of KPMG Peat Marwick LLP

                                    CONSENTS

                         INDEPENDENT AUDITORS' CONSENT

The Board of Directors
The Ohio National Life Insurance Company:


We consent to the inclusion of our reports included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information.



                                                   KPMG Peat Marwick LLP


Cincinnati, Ohio
April 25, 1997